SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                        POST-EFFECTIVE AMENDMENT NO. 6 TO
                                    FORM S-6

                                File No. 33-62457

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
             SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                     N-8B-2

A. Exact name of trust:             IDS Life Variable Life Separate Account

B. Name of depositor:               IDS LIFE INSURANCE COMPANY

C. Complete address of depositor's principal executive offices:

         70100 AXP Financial Center, Minneapolis, Minnesota 55474

D. Name and complete address of agent for service:

         Mary Ellyn Minenko, Esq.
         IDS Life Insurance Company
         50607 AXP Financial Center
         Minneapolis, Minnesota 55474

   It is  proposed   that  this  filing  will  become   effective   (check
   appropriate  box)
           [ ] immediately  upon filing pursuant to paragraph (b)
           [ ] on (date) pursuant to paragraph (b)
           [ ] 60 days after filing pursuant to paragraph (a)(1)
           [X] on May 1, 2001 pursuant to paragraph (a)(1) of rule (485)
           [ ] this post-effective amendment designates a new effective date for a previously filed post effective amendment.

E. Title of securities being registered:

         Flexible Premium Survivorship Variable Life Insurance Policy

F. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.



NOTE: The prospectus filed electronically herewith is not intended to supersede the prospectus filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-62457, filed on or about April 27, 2000.

Prospectus
May 1, 2001

Succession Select, a Flexible Premium Survivorship Variable Life Insurance
Policy

IDS Life Variable Life Separate Account

Issued and sold by:        IDS Life Insurance Company
                           70100 AXP Financial Center
                           Minneapolis, MN 55474
                           Telephone: 800-437-0602
                           website address: http://www.americanexpress.com

This prospectus contains information about the life insurance policy that you should know before investing. You also will receive prospectuses for the underlying funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

Variable life insurance is a complex vehicle. Before you invest, be sure to ask your sales representative about the variable life insurance policy's features, benefits, risks and fees, and whether the variable life insurance is appropriate for you, based upon your financial situation and objectives.

Your sales representative may be authorized to offer you several different variable life insurance policies. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the product. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different between each policy.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this policy is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this policy involves investment risk including possible loss of principal.

Table of Contents

The Policy in Brief
Loads, Fees and Charges
         Fund expenses
         Premium expense charge
         Monthly deduction
         Surrender charge
         Partial surrender fee
         Mortality and expense risk charge
Policy Value Credits
Purchasing Your Policy
         Application
         Right to examine policy
         Premiums
Keeping  the Policy in Force
         Death  benefit guarantee to age 85
         Death  benefit guarantee to age 100
         Minimum  initial  premium  period
         Grace period
         Reinstatement
The Variable Account
The Funds
         Fund Objectives
         Relationship Between Funds and Subaccounts
Rates of Return of the Funds and Subaccounts
The Fixed Account
Policy Value
         Fixed account value
         Subaccount values
Proceeds Payable upon Death
         Change in death benefit  option
         Changes in specified amount
         Misstatement of age or sex
         Suicide
         Beneficiary
Transfers between  the Fixed  Account  and  Subaccounts
         Fixed  account  transfer policies
         Minimum  transfer  amounts
         Maximum  transfer  amounts
         Maximum number of  transfers  per year
         Two ways to request a transfer,  loan or surrender
         Automated transfers
         Automated dollar-cost averaging
Policy Loans
Policy Surrenders
         Total surrenders
         Partial surrenders
         Allocation of partial surrenders
         Effects of partial surrenders
         Taxes
         Exchange right

Optional Insurance Benefits
         Four-Year Term Insurance Rider
         Individual Term Insurance Rider
         Policy Split Option Rider
         Survivor Term Insurance Rider
Payment of Policy Proceeds
Federal Taxes
         IDS Life's tax status
         Taxation of policy proceeds
         Modified endowment contracts
         Other tax considerations
IDS Life
         Ownership
         State regulation
         Distribution of the policy
         Legal proceedings
         Experts
Management of IDS Life
Other Information
         Substitution of investments
         Voting rights
         Reports
Policy Illustrations
Key Terms

The Policy in Brief

Loads, fees and charges: You pay the following charges, either directly (such as deductions from your premium payments or your policy value), or indirectly (as deductions from the underlying funds.) These charges primarily compensate IDS Life for administering and distributing the policy as well as paying policy benefits and assuming related risks:

o Fund expenses -- applies only to the underlying funds and consists of investment management fees, taxes, brokerage commissions and nonadvisory expenses. (p. )

o Premium expense charge -- charge deducted from each premium payment to cover some distribution expenses, state and local premium taxes and federal taxes. (p. )

o Monthly deduction -- charged against the value of your policy each month (prior to the youngest insured's attained insurance age 100), covering the cost of insurance, cost of issuing the policy, certain administrative expenses and optional insurance benefits. (p. )

o Surrender charge -- applies if you surrender your policy for its full cash surrender value, or the policy lapses, during the first 15 years. The surrender charge is a deferred charge for costs of issuing the policy. It is based on the initial specified amount. (p. )

o Partial surrender fee -- applies if you surrender part of the value of your policy; equals $25 or 2% of the amount surrendered, whichever is less.
     (p. )

o Mortality and expense risk charge -- applies only to the subaccounts; equals, on an annual basis, up to 0.9% of the average daily net asset value of the subaccounts. (p. )

Policy value credits: If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year 2 while the policy is in force. (p. )

Purchasing your policy: To apply, send a completed application and premium payment to IDS Life's home office. You will need to provide medical and other evidence that the persons you propose to insure (yourself or someone else) is insurable according to our underwriting rules before we can accept your application. (p. )

Right to examine policy: You may return your policy for any reason and receive a full refund of your premiums by mailing us the policy and a written request for cancellation within a specified period. (p. )

Premiums: In applying for your policy, you state how much you intend to pay and whether you will pay quarterly, semiannually or annually. You may make additional unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the youngest insured's attained insurance age
100. We may refuse premiums in order to comply with the Code. (p. )

DBG-85: A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 years, if later). This feature is in effect if you meet certain premium payment requirements.
(p. )

DBG-100: A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements.
(p. )

Minimum initial premium period: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements. (p. )

Grace period: If the cash surrender value of your policy becomes less than the amount needed to pay the monthly deduction, and neither of the death benefit guarantees nor the minimum initial premium period is in effect, you will have 61 days to pay the premium needed so that the next three monthly deductions can be paid. If you don't, the policy will lapse. (p. )

Reinstatement: If your policy lapses, it can be reinstated within five years. The reinstatement is subject to certain conditions including evidence of insurability satisfactory to IDS Life and the payment of a sufficient premium. (p. )

Purpose: The purpose of the policy is to provide life insurance protection on two insureds and to build policy value. The policy provides a death benefit that is payable to the beneficiary upon the last surviving insured's death. As in the case of other life insurance policies, it may not be advantageous to purchase this policy as a replacement for, or an addition to an existing life insurance policy.

The policy allows you, as the owner, to allocate your net premiums or transfer policy value, to:

The variable account, consisting of subaccounts, each of which invests in a fund with a particular investment objective. You may direct premiums to any or all of these subaccounts. Your policy's value may increase or decrease daily, depending on the investment return. No minimum amount is guaranteed.
(p. )

The fixed account, which earns interest at rates that are adjusted periodically by IDS Life. This rate will never be lower than 4%. (p. )

Proceeds payable upon death: Prior to the youngest insured's attained insurance age 100, your policy's death benefit can never be less than the specified amount, less outstanding indebtedness. The relationship between the policy value and the death benefit depends on which of two options you choose:

o Option 1 level amount: The death benefit is the greater of the specified amount or a percentage of policy value.

o Option 2 variable amount: The death benefit is the greater of the specified amount plus the policy value or a percentage of policy value.

The proceeds payable upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100 will be the greater of:

o the policy value minus any indebtedness on the date of the last surviving insured's death; or

o the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured's death. (p. )

Transfers between the fixed account and subaccounts: You may, at no charge, transfer policy value from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We reserve the right to limit transfers to no more than five transfers per year by phone or mail. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail. You can also arrange for automated transfers on a monthly, quarterly, semiannual or annual basis. (p. )

Policy loans: You may borrow against your policy's cash surrender value. A policy loan, even if repaid, can have a permanent effect on the death benefit and policy value. A loan may also have tax consequences if your policy lapses or you surrender it. (p. )

Policy surrenders: You may cancel this policy while it is in force and receive its cash surrender value. The cash surrender value is the policy value minus indebtedness, minus any applicable surrender charges.
(p. )

Exchange right: For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. (p. )

Optional insurance benefits: You may choose to add additional benefits to your policy at an additional cost, in the form of riders. (p. )

Payment of policy proceeds: We will pay policy proceeds when you surrender the policy or the last surviving insured dies. You or the beneficiary may choose whether you want us to make a lump sum payment or payments under one or more of certain options. (p. )

Federal taxes: The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income. Part or all of any proceeds received through full or partial surrender, lapse, policy loan or assignment of policy value may be subject to federal income tax as ordinary income. Proceeds other than death benefits from certain policies, classified as "modified endowments," are taxed differently from proceeds of conventional life insurance contracts and may also be subject to an additional 10% IRS penalty tax if you are younger than 59 1/2. A policy is considered to be a modified endowment if it was applied for or materially changed after June 21, 1988, and premiums paid in the early years exceed certain modified endowment limits. (p. )

Loads, Fees and Charges

Policy charges compensate IDS Life for:

o    providing the insurance benefits of the policy;
o    issuing the policy;
o    administering the policy;
o    assuming certain risks in connection with the policy;
o    distributing the policy; and
o    paying taxes imposed by certain states or government subdivisions.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

FUND EXPENSES

The investment managers and advisers receive fees for their services to the funds. The funds also pay taxes, brokerage commissions and nonadvisory expenses, such as custodian and trustee fees, registration fees for shares, postage, fidelity and security bond costs, legal fees and other miscellaneous fees and charges. The table below will help you understand the expenses that the funds pay.

Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


---------------------------------------------------------- --------------- ------------ ----------------- ------------
                                                           Management      12b-1        Other
                                                           Fees            Fees         Expenses                Total
---------------------------------------------------------- --------------- ------------ ----------------- ------------
IDS Life Series Fund
     Equity Portfolio                                      .70%            --                                      %1
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Equity Income Portfolio                               .70%            --                                      %2
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Government Securities Portfolio                       .70%            --                                      %2
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Income Portfolio                                      .70%            --                                      %1
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     International Equity Portfolio                        .95%            --                                      %1
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Managed Portfolio                                     .70%            --                                      %1
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Money Market Portfolio                                .50%            --                                      %1
---------------------------------------------------------- --------------- ------------ ----------------- ------------
AXP(R)Variable Portfolio -
     Blue Chip Advantage Fund                              .56%            .13                                     %3
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Bond Fund                                             .60%            .13                                     %4
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Capital Resource Fund                                 .60%            .13                                     %4
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Cash Management Fund                                  .51%            .13                                     %4
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Diversified Equity Income Fund                        .56%            .13                                     %4
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Emerging Markets Fund                                 1.27%           .13                                     %3
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Extra Income Fund                                     .62%            .13                                     %4
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Federal Income Fund                                   .61%            .13                                     %3
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Global Bond Fund                                      .84%            .13                                     %4
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Growth Fund                                           .63%            .13                                     %3
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     International Fund                                    .83%            .13                                     %4
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Managed Fund                                          .59%            .13                                     %4
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     New Dimensions Fund(R)                                .61%            .13                                     %4
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     S&P 500 Index Fund                                    .37%            .13                                     %3
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Small Cap Advantage Fund                              .79%            .13                                     %3
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Strategy Aggressive Fund                              .60%            .13                                     %4
---------------------------------------------------------- --------------- ------------ ----------------- ------------
AIM V.I.
     Capital Appreciation Fund                             .62%            --                                      %5
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Capital Development Fund                               --%            --                                   %5, 6
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Growth and Income Fund                                .61%            --                                      %5
---------------------------------------------------------- --------------- ------------ ----------------- ------------
American Century VP
     International Fund                                    1.34%           --                                      %7
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Value Fund                                            1.00%           --                                      %7
---------------------------------------------------------- --------------- ------------ ----------------- ------------
Calvert CVS
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Social Balanced Portfolio                             .70%            --                                      %8
---------------------------------------------------------- --------------- ------------ ----------------- ------------
Fidelity VIP
     III Growth & Income Portfolio (Service Class)         .48%            .10                                     %9
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     III Mid Cap Portfolio (Service Class)                 .57%            .10                                    %10
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Overseas Portfolio (Service Class)                    .73%            .10                                     %9
---------------------------------------------------------- --------------- ------------ ----------------- ------------
FTVIPT
     Franklin Real Estate Fund - Class 2                   .56%            .25                                %11, 12
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Franklin Value Securities Fund - Class 2              .60%            .25                                    %11
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Templeton International Securities Fund - Class 2     .69%            .25                                %11, 13
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Templeton International Smaller Companies Fund -      .85%            .25                                    %11
     Class 2
---------------------------------------------------------- --------------- ------------ ----------------- ------------
Goldman Sachs VIT
     CORESM Small Cap Equity Fund                          .75%            --                                     %14
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     CORESM U.S. Equity Fund                               .70%            --                                     %14
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Mid Cap Value Fund                                    .80%            --                                     %14
---------------------------------------------------------- --------------- ------------ ----------------- ------------
Janus Aspen Series
     Aggressive Growth Portfolio: Service Shares           .65%            .25                                    %15
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Global Technologies Portfolio: Service Shares         .65%            .25                                    %15
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     International Growth Portfolio: Service Shares        .65%            .25                                    %15
---------------------------------------------------------- --------------- ------------ ----------------- ------------


---------------------------------------------------------- --------------- ------------ ----------------- ------------
Lazard Retirement Series
     International Equity Portfolio                        .75%            .25                                    %16
---------------------------------------------------------- --------------- ------------ ----------------- ------------
MFS(R)
     Investors Growth Stock Series - Service Class         .75%            .20                            %17, 18, 19
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     New Discovery Series - Service Class                  .90%            .20                            %17, 18, 19
---------------------------------------------------------- --------------- ------------ ----------------- ------------
Putnam Variable Trust
     Putnam VT High Yield Fund - Class IB Shares           .65%            .15                                     %5
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Putnam VT International New Opportunities Fund -      1.08%           .15                                     %5
     Class IB Shares
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Putnam VT New Opportunities Fund - Class 1A Shares    .54%             --                                     %5
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Putnam VT Vista Fund - Class IB Shares                .65%            .15                                     %5
---------------------------------------------------------- --------------- ------------ ----------------- ------------
Royce
     Micro-Cap Portfolio                                   1.25%           --                                     %20
---------------------------------------------------------- --------------- ------------ ----------------- ------------
Third Avenue
     Value Portfolio                                       .90%            --                                     %21
---------------------------------------------------------- --------------- ------------ ----------------- ------------
Wanger
     International Small Cap                               1.25%           --                                     %22
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     U.S. Small Cap                                        .95%            --                                     %22
---------------------------------------------------------- --------------- ------------ ----------------- ------------
Warburg Pincus Trust
     Emerging Growth Portfolio                             --%             --                                     %23
---------------------------------------------------------- --------------- ------------ ----------------- ------------
     Small Company Growth Portfolio                        .90%            --                                      %5
---------------------------------------------------------- --------------- ------------ ----------------- ------------

1Actual operating expenses for the fiscal year ending _________.
2IDS Life has agreed to a voluntary limit of 0.1%, on an annual basis, of the average daily net assets of each of the IDS Life series Fund Portfolio's for other expenses like taxes and brokerage commissions and for nonadvisory expenses. If the 0.1% limitation had not been in place, these other expenses would have been 0.17% for IDS Life Series Fund - Government Securities Portfolio. IDS Life Series Fund - Equity Income Portfolio is new. IDS Life plans to limit these expenses to 0.1%. IDS Life reserves the right to discontinue limiting these other expenses at 0.1%. However, its present intention is to continue the limit until the time that actual expenses are less than the limit. 3Based on estimated expenses after fee waivers and expenses reimbursements. Without fee waivers and expense reimbursements "Other Expenses and "Total" would be ___% and ___% for AXP Variable Portfolio - Blue Chip Advantage and AXP Variable Portfolio Diversified Equity Income Funds, ___% and ____% for AXP
Variable Portfolio - Federal Income Fund, ___% and ___% for AXP Variable Portfolio - Growth Fund and ___% and ____% for AXP Variable Portfolio - Small Cap Advantage Fund. The Funds have voluntarily agreed to waive or reimburse these expenses.
4The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 1999 restated to include a Rule 12b-1 distribution fee of .125% that went into effect Sept. 21, 1999.
5Figures in "Management Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, ____.
6Had there been no fee waivers or expense reimbursement, expenses would have been: ___%, ____%, ___% and ___%. The Fund has voluntarily agreed to waive or reimburse these expenses.
7The Fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
8Net fund operating expenses after reductions for fees paid indirectly again restated to reflect an indirect for Social Balanced would be ___%. Total expenses have been restated to reflect expenses expected to be incurred in 2000. 9A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable funds' expenses. With these reductions, "Other Expenses," and "Total Expenses" presented in the table would have been ___% and ___% for Growth & Income Portfolio and ___% and ___% for Overseas Portfolio.
10FMR  voluntarily  agreed  to  reimburse  a  portion  of  Mid  Cap Portfolio's
expenses  during  the  period.  Without  this  reimbursement,   the Portfolio's
management fee, distribution & service fee (12b-1), other expenses and total expenses would have been ___%, ___% ___% and ___%, respectively.
11The fund's Class 2 distribution plan or Rule 12b-1 plan is described in the fund's prospectus.
12Previously Franklin Real Estate Securities Fund. The fund administration fee is paid indirectly through the management fee. The fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the fund's prospectus.
13On Feb. 8, 2000, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective
May 1, 2000. The shareholders of that fund approved new management fees, which apply to the combined fund effective May 1, 2000. The table shows restated total expenses based on the new fees and the assets of the funds as of Dec. 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees ___%, 12b-1 Fees ___%, Other Expenses ___%, and Total ___%.
14The fund's expenses are based on estimated expenses for the fiscal year ended Dec. 31, 2000. Goldman Sachs Asset Management and Goldman Sachs Asset Management International, the investment advisers, have voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes,
interest,   brokerage  fees,   litigation,   indemnification  and  other
extraordinary expenses) to the extent such expenses exceed the percentage stated in the above table (as calculated per annum) of each fund's respective average daily net assets. Without the limitations described above, Other Expenses and Total would be as follows: ___% and ___% for CORE Small Cap Equity Fund, and ___% and ___% for Mid Cap Value Fund (formerly, the Mid Cap Equity Fund) and
___% and ___% for the CORESM U.S. Equity Fund, CORESM, is a service mark of Goldman Sachs and Co.
15Expenses are based on estimated expenses that the new Service Shares class of each portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

16Effective May 1, 1999, the investment adviser agreed to waive its fees and/or reimburse the Funds through Dec. 31, 2000 to the extent that total Fund expenses exceed ___% for Equity and ___% for International Equity of the Funds' average daily net assets. Absent fee waivers and/or reimbursements, Other Expenses and Total Expenses for the year ended Dec. 31, 1999 would have been ___% and ___% for International Equity.
17Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).
18Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be:
___% for Growth Series and ___% for New Discovery Series.
19MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed ___% annually. Without this agreement, "Other Expenses" and Total would be ___% and ___% for Investors Growth Stock Series and ___% and ___% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series. 20Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below ___% through Dec. 31, 1999 and ___% through Dec. 31, 2008. Absent fee waivers "Other Expenses" and "Total Expenses" would be ___% and ___% for Royce Micro-Cap Portfolio.
21These expenses reflect reimbursements by the Adviser. The Adviser reimbursed the Fund for all expenses incurred by the Fund in excess of ___% of Fund assets. The fund will repay the Adviser the amount of its reimbursement for up to three years following the reimbursement to the extent Fund expenses drop below ___%. The Adviser expects to continue to reimburse the Fund for these expenses for the foreseeable future. Either the Fund or the Adviser can terminate this arrangement at any time. Without this reimbursement, the Fund's "Other Expenses" and "Total" would have been ___% and ___%. Other expenses are based on estimated amounts for the current fiscal year.
22Actual operating expenses of funds at Dec. 31, ____.
23Expense ratios are shown after fee waivers and expenses reimbursements by the investment adviser. The total expense ratios before the waivers and reimbursements would have been ___% for Emerging Growth Portfolio of the Warburg Pincus Trust. The Fund has voluntarily agreed to waive or reimburse these expenses.

IDS Life has entered into certain arrangements under which it is compensated by the funds' advisors and/or distributors for the administrative services it provides to these funds.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the account(s) you have selected. The premium expense charge is 5% of each premium payment. It partially compensates IDS Life for expenses of distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. It also compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

         1. the cost of insurance for the policy month;
         2. the policy fee shown in your policy;
         3. the administrative charge shown in your policy; and
         4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% will be taken from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by written request.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

     o you do not specify the accounts from which the monthly deduction is to be taken; or

     o the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-85, DBG-100 or the minimum initial premium period is in effect. (See Death benefit guarantee to age 85, Death benefit guarantee to age 100, Minimum initial premium period;" also "Grace period" and "Reinstatement.")

Components of the monthly deduction:

1. Cost of insurance: the cost providing the death benefit under your policy.

The cost of insurance for a policy month is calculated as:

                                     [a x (b - c)]
where:

(a) is the monthly cost of insurance rate based on each insureds insurance age, duration of coverage, sex (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.

We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker Mortality Tables, Age Last Birthday.

(b) is the death benefit on the monthly date divided by 1.0032737 (which reduces IDS Life's net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);

(c) is the policy value on the monthly date. At this point, the policy value has been reduced by the policy fee and any charges for optional riders;

2. Policy fee: $20 per month for the first 10 policy years. This charge reimburses IDS Life for expenses of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and of administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. IDS Life does not expect to make any profit on this charge. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first 10 policy years and $7.50 per month thereafter.

3. Administrative charge: a monthly charge up to $.07 per $1,000 of the policy's initial specified amount for the first ten years. The monthly charge varies depending on the youngest insured's insurance age. For insurance ages 15-39, the rate is $.05 per $1,000 of the policy's initial specified amount, for insurance ages 40-59, the rate is $.06 and for insurance ages 60 and over, the rate is $.07. This charge reimburses IDS Life for expenses of issuing the policy and partially compensates IDS Life for expenses of distributing and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed the amounts stated above for the first ten years and $.02 per $1,000 of the policy's initial specified amount thereafter.

4. Optional insurance benefit charges: charges for any optional benefits added to the policy by rider. (See "Optional insurance benefits.")

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.

The surrender charge reimburses IDS Life for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds' insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.

The following example illustrates how we calculate the maximum surrender charge for two insureds: male, insurance age 65 qualifying for nonsmoker rates and female, insurance age 60, qualifying for standard rates. We assume the specified amount to be $1,000,000.

  Lapse or surrender at
    beginning of year            Surrender Charge

            1                      $22,704.78
            2                       22,704.78
            3                       22,704.78
            4                       22,704.78
            5                       22,704.78
            6                       20,434.30
            7                       18,163.82
            8                       15,893.35
            9                       13,622.87
           10                       11,352.39
           11                        9,081.91
           12                        6,811.43
           13                        4,540.96
           14                        2,270.48
           15                            0
           16

From the beginning of year 6 to the end of year 15, the amounts shown decrease on a monthly basis.

The maximum surrender charge is number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured's issue age multiplied by a rate based on the oldest insured's issue age. Both rates based on risk classifications of the insureds. (i.e standard or nonsmoker). For the example above, initial specified amount of $1,000,000; male, insurance age 65, qualifying for nonsmoker rates and female, insurance age 60, qualifying for standard rates. The youngest insured's rate is $28.4628 and the oldest insured's rate is $0.7977. The maximum surrender charge is $1,000 multiplied by $28.4628 multiplied by $0.7977 which equals $22,0707.28. As another example, initial specified amount of $2,500,000; male, insurance age 70, qualifying for preferred nonsmoker rates and female, insurance age 75, qualifying for standard rates. The youngest insured's rate is $47.2492 and the oldest insured's rate is $0.7000. The maximum surrender charge is $2,500 multiplied by $0.7977 multiplied by $47.2492 which equals $82,686.10.


                            Maximum Surrender Charges
                 (Rate per Thousand of Initial Specified Amount)

         RATE BASED on the YOUNGEST                                 RATE BASED on the OLDEST'S
            INSURED'S ISSUE AGE                                        INSURED'S ISSUE AGE
------------------------------------------------------    ------------------------------------------------------
             Nonsmoker/    Nonsmoker/     Standard/                   Nonsmoker/     Nonsmoker/     Standard/
   Age       Nonsmoker      Standard      Standard           Age      Nonsmoker      Standard       Standard
    15         4.6778        4.7457        4.8304            15         0.9816         0.9797        0.9770
    16         4.7292        4.8001        4.8885            16         0.9808         0.9788        0.9760
    17         4.7830        4.8569        4.9492            17         0.9800         0.9779        0.9750
    18         4.8392        4.9163        5.0126            18         0.9792         0.9770        0.9740
    19         4.8979        4.9783        5.0789            19         0.9783         0.9760        0.9729
    20         4.9592        5.0432        5.1482            20         0.9774         0.9750        0.9717
    21         5.0234        5.1111        5.2208            21         0.9764         0.9740        0.9705
    22         5.0906        5.1821        5.2967            22         0.9754         0.9728        0.9692
    23         5.1609        5.2564        5.3762            23         0.9743         0.9717        0.9679
    24         5.2345        5.3342        5.4594            24         0.9732         0.9704        0.9665
    25         5.3116        5.4158        5.5466            25         0.9720         0.9691        0.9650
    26         5.3923        5.5012        5.6380            26         0.9708         0.9678        0.9634
    27         5.4824        5.5963        5.7396            27         0.9695         0.9664        0.9618
    28         5.5879        5.7073        5.8577            28         0.9682         0.9649        0.9601
    29         5.7267        5.8526        6.0112            29         0.9668         0.9633        0.9583
    30         5.8613        5.9938        6.1608            30         0.9653         0.9616        0.9563
    31         6.0801        6.2214        6.3995            31         0.9637         0.9599        0.9543
    32         6.3193        6.4702        6.6605            32         0.9621         0.9581        0.9522
    33         6.5744        6.7356        6.9391            33         0.9603         0.9561        0.9500
    34         6.8674        7.0403        7.2587            34         0.9585         0.9541        0.9477
    35         7.1882        7.3739        7.6086            35         0.9566         0.9520        0.9452
    36         7.5396        7.7394        7.9921            36         0.9546         0.9497        0.9426
    37         7.9249        8.1402        8.4127            37         0.9525         0.9474        0.9399
    38         8.3560        8.5885        8.8829            38         0.9502         0.9449        0.9371
    39         8.8207        9.0720        9.3901            39         0.9479         0.9423        0.9341
    40         9.3133        9.5847        9.9280            40         0.9454         0.9395        0.9309
    41         9.8358        10.1284       10.4988           41         0.9428         0.9366        0.9276
    42        10.3902        10.7057       11.1046           42         0.9400         0.9335        0.9241
    43        10.9792        11.3189       11.7482           43         0.9371         0.9303        0.9205
    44        11.6055        11.9711       12.4327           44         0.9340         0.9269        0.9166
    45        12.2720        12.6653       13.1611           45         0.9308         0.9233        0.9126
    46        12.9821        13.4048       13.9371           46         0.9273         0.9196        0.9083
    47        13.7256        14.1793       14.7497           47         0.9237         0.9156        0.9038
    48        14.5040        14.9904       15.6007           48         0.9198         0.9114        0.8991
    49        15.3038        15.8239       16.4752           49         0.9158         0.9070        0.8942
    50        16.1402        16.6954       17.3894           50         0.9115         0.9023        0.8891
    51        17.0146        17.6066       18.3449           51         0.9070         0.8974        0.8837
    52        17.9469        18.5778       19.3628           52         0.9022         0.8922        0.8781
    53        18.9415        19.6136       20.4477           53         0.8971         0.8868        0.8722
    54        19.9840        20.6988       21.5834           54         0.8918         0.8811        0.8660
    55        21.0979        21.8579       22.7956           55         0.8861         0.8750        0.8596
    56        22.2455        23.0515       24.0430           56         0.8801         0.8687        0.8529
    57        23.4267        24.2798       25.3259           57         0.8738         0.8621        0.8459
----------------------------------------------------------------------------------------------------------------

         RATE BASED on the YOUNGEST                                        RATE BASED on the OLDEST'S
            INSURED'S ISSUE AGE                                               INSURED'S ISSUE AGE
------------------------------------------------------   ------------------------------------------------------
    58        24.6914        25.5946       26.6986          58         0.8671         0.8551        0.8386
    59        26.0222        26.9779       28.1423          59         0.8601         0.8478        0.8311
    60        27.4507        28.4628       29.6919          60         0.8528         0.8403        0.8234
    61        28.9280        29.9981       31.2937          61         0.8450         0.8324        0.8155
    62        30.5149        31.6465       33.0121          62         0.8369         0.8242        0.8074
    63        32.1876        33.3824       34.8194          63         0.8285         0.8157        0.7990
    64        33.9839        35.2441       36.7541          64         0.8196         0.8069        0.7904
    65        35.8430        37.1678       38.7490          65         0.8102         0.7977        0.7815
    66        37.7662        39.1545       40.8047          66         0.8005         0.7882        0.7724
    67        39.8371        41.2908       43.0113          67         0.7905         0.7784        0.7630
    68        42.0739        43.5963       45.3902          68         0.7801         0.7684        0.7537
    69        44.4973        46.0924       47.0307          69         0.7696         0.7584        0.7444
    70        47.1281        47.2492       47.2492          70         0.7589         0.7485        0.7355
    71        47.4374        47.4374       47.4374          71         0.7483         0.7387        0.7269
    72        47.5870        47.5870       47.5870          72         0.7376         0.7291        0.7187
    73        47.7187        47.7187       47.7187          73         0.7268         0.7195        0.7107
    74        47.8265        47.8265       47.8265          74         0.7158         0.7098        0.7027
    75        47.8863        47.8863       47.8863          75         0.7046         0.7000        0.6945
    76        47.8863        47.8863       47.8863          76         0.6932         0.6899        0.6862
    77        47.8863        47.8863       47.8863          77         0.6818         0.6799        0.6780
    78        47.8863        47.8863       47.8863          78         0.6706         0.6703        0.6700
    79        47.8863        47.8863       47.8863          79         0.6601         0.6613        0.6628
    80        47.8863        47.8863       47.8863          80         0.6504         0.6531        0.6565
    81        47.8863        47.8863       47.8863          81         0.6416         0.6458        0.6508
    82        47.8863        47.8863       47.8863          82         0.6336         0.6389        0.6453
    83        47.8863        47.8863       47.8863          83         0.6259         0.6322        0.6395
    84        47.8863        47.8863       47.8863          84         0.6178         0.6249        0.6329
    85        47.8863        47.8863       47.8863          85         0.6087         0.6162        0.6246
    86        47.8863        47.8863       47.8863          86         0.5975         0.6051        0.6135
    87        47.8863        47.8863       47.8863          87         0.5831         0.5903        0.5982
    88        47.8863        47.8863       47.8863          88         0.5638         0.5702        0.5771
    89        47.8863        47.8863       47.8863          89         0.5379         0.5432        0.5488
    90        47.8863        47.8863       47.8863          90         0.5039         0.5077        0.5117
---------------------------------------------------------------------------------------------------------------

PARTIAL SURRENDER FEE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less.) We guarantee that this fee will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to 0.9% of the average daily net asset value of the subaccounts for the first 10 policy years and 0.45% thereafter. We reserve the right to charge up to 0.9% for all policy years. Computed daily, the charge compensates IDS Life for:

o Mortality risk -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

o Expense risk -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to IDS Life for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. IDS Life will make up any further deficit from its general assets.

Policy Value Credits

If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year 2 while the policy is in force.

The policy value credit will be applied, as long as:
     o    the sum of premiums paid, minus
     o    partial surrenders, minus
     o    outstanding indebtedness, equals or exceeds
     o    $500,000

Currently , the policy credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a quarterly or monthly basis as well as lower the policy credit percent down to 0% at any time.

The policy value credit amount shall be applied to the policy value on a pro rata basis.

Other Information on Charges:

IDS Life may reduce or eliminate various fees and charges when we incur lower sales costs and/or perform fewer administrative services than usual.

Purchasing Your Policy

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to IDS Life's home office. In your application, you:

     o   select a specified amount of insurance;

     o   select a death benefit option;

     o   designate a beneficiary; and

     o state how premiums are to be allocated among the fixed account and/or the subaccounts.

Insurability: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.

Age limit: In addition, IDS Life generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.

Risk classification: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, fees and charges" and "Optional insurance benefits.")

Other conditions: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued.

Incontestability: IDS Life will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of both insureds for two years from the policy date, IDS Life cannot contest the policy.

RIGHT TO EXAMINE POLICY

You may return your policy for any reason and receive a full refund of all premiums paid. To do so, you must mail or deliver the policy to IDS Life or your financial advisor, with a written request for cancellation:

     o   by the 20th day after you receive it.

On the date your request is postmarked or received, the policy will immediately be considered void from the start.

PREMIUMS

Payment of premiums: In applying for your policy, you decide how much you intend to pay and how often you will make payments. During the early policy years until the policy value is sufficient to cover the surrender charge, IDS Life requires that you pay the minimum initial premiums.

You may schedule payments annually, semiannually or quarterly. (IDS Life must approve payment at any other interval. We show this premium schedule in your policy.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. IDS Life reserves the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-85, DBG-100 or the minimum initial premium period remain in effect.

Premium limitations: You may make unscheduled premium payments at any time and in an amount of at least $50. IDS Life reserves the right to limit the number and amount of unscheduled premium payments.

No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured's attained insurance age 100.

Also, in order to receive favorable tax treatment under the Code, premiums paid during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as they are paid, or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

Allocation of premiums: Until the policy date, we hold all premiums in the fixed account, and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the account(s) you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

Keeping the Policy in Force

This section includes a description of the policy provisions that determine if the policy will remain in force or lapse (terminate). It is important that you understand them so the appropriate premium payments are made to ensure that insurance coverage meets your objectives.

If you wish to have a  guarantee  that the policy will remain in force until the
youngest   insured's   attained  insurance  age  100  regardless  of  investment
performance, you should pay at least the DBG-100 premiums.

If you wish to pay a lower premium and are satisfied to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 85 (or 15 policy years, if later) regardless of investment performance, you should pay at least the DBG-85 premiums.

If you wish to pay yet a lower premium and are not concerned with a long-term guarantee that the policy will remain in force regardless of investment performance, you can pay premiums so that the cash surrender value on each monthly date is sufficient to pay the monthly deduction. However, during the minimum initial premium period, you must pay at least the minimum initial premium until the policy value is greater than the surrender charge and the cash surrender value is sufficient to pay the monthly deduction.

DEATH BENEFIT GUARANTEE TO AGE 85

The DBG-85 provides that your policy will remain in force until the youngest insured reaches attained insurance age 85 (or 15 policy years, if later) even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-85 will remain in effect, as long as:

     o   the sum of premiums paid; minus

     o   partial surrenders minus

     o   outstanding indebtedness; equals or exceeds

     o   the DBG-85 premiums due since the policy date.

The DBG-85 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-85 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-85 will terminate. Your policy will also lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-85 cannot be reinstated.

DEATH BENEFIT GUARANTEE TO AGE 100

The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

     o   the sum of premiums paid; minus

     o   partial surrenders minus

     o   outstanding indebtedness; equals or exceeds

     o   the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If you have paid sufficient premiums, the DBG-85 will be in effect. If the DBG-85 and the DBG-100 are not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is five years.

GRACE PERIOD

If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither of the death benefit guarantees nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

IDS Life will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. Any balance will be added to the policy value and allocated in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, IDS Life will require:

o    a written request;

o evidence satisfactory to IDS Life that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

o payment of a premium that will keep the policy in force for at least three months (one month in Virginia);

o payment of the monthly deductions that were not collected during the grace period; and

o    payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day IDS Life accepts your application for reinstatement. The suicide period (see "Proceeds payable upon death") will apply from the effective date of reinstatement (except in Georgia, Oklahoma, Tennessee, Utah and Virginia). Surrender charges will also be reinstated.

IDS Life will have two years from the effective date of reinstatement (except in Virginia) to contest the truth of statements or representations in the reinstatement application.

The Variable Account

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Income, capital gains or capital losses of each subaccount are credited to or charged against the assets of that subaccount alone. State insurance law provides that we will not charge a variable subaccount with liabilities of any other subaccount or of any other business conducted by IDS Life. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account. At all times, IDS Life will maintain assets in the subaccounts with total market value at least equal to the reserves and other liabilities required to cover insurance benefits under all policies participating in the subaccount.

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

The Funds

You can direct your premiums to any or all of the subaccounts of the variable account that invest in shares of the following funds:


-----------------------------------------------------------------------------------------------------------------------
                                                                                                Investment Adviser or
Subaccount      Investing In                Investment Objectives and Policies:                 Manager
-----------------------------------------------------------------------------------------------------------------------
       U        IDS Life Series Fund -      Objective: capital appreciation. Invests primarily  IDS Life Insurance
                Equity Portfolio            in common stocks and other securities convertible   Company (IDS Life),
                                            into common stock.                                  investment manager;
                                                                                                American Express
                                                                                                Financial Corporation
                                                                                                (AEFC), investment
                                                                                                adviser.
-----------------------------------------------------------------------------------------------------------------------
      FEI       IDS Life Series Fund -      Objective: to provide a high level of current       IDS Life, investment
                Equity Income Portfolio     income and, as a secondary goal, steady growth of   manager; AEFC,
                                            capital. Invests primarily in dividend-paying       investment adviser.
                                            stocks. Other investments may include: common
                                            stocks, foreign securities, convertible
                                            securities, debt securities, derivative
                                            instruments and money market instruments.
-----------------------------------------------------------------------------------------------------------------------
       Y        IDS Life Series Fund -      Objective: to provide a high current return and     IDS Life, investment
                Government Securities       safety of principal. Invests primarily in debt      manager; AEFC,
                Portfolio                   obligations issued or guaranteed as to principal    investment adviser.
                                            and interest by the U.S. government, its agencies
                                            and instrumentalities.
-----------------------------------------------------------------------------------------------------------------------
       V        IDS Life Series Fund -      Objective: to maximize current income while         IDS Life, investment
                Income Portfolio            attempting to conserve the value of the investment  manager; AEFC, and to  continue  the high  level of
                                            income for the  investment  adviser.
                                            longest period of time. At least 50%
                                            of  net  assets   normally  will  be
                                            invested in high-quality, lower-risk
                                            corporate bonds,  unrated  corporate
                                            bonds  believed  to  have  the  same
                                            investment  qualities and government
                                            bonds. Other investments may include
                                            lower-rated  corporate bonds,  bonds
                                            and common stocks sold together as a
                                            unit,  preferred  stock and  foreign
                                            securities.
-----------------------------------------------------------------------------------------------------------------------
      IL        IDS Life Series Fund -      Objective: capital appreciation. Invests primarily  IDS Life, investment
                International Equity        in common stocks of foreign issuers and foreign     manager; AEFC,
                Portfolio                   securities convertible into common stock. Other     investment adviser.
                                            investments   may  include   certain
                                            international bonds if the portfolio
                                            manager  believes  they have greater
                                            potential  for capital  appreciation
                                            than equities.
-----------------------------------------------------------------------------------------------------------------------
       X        IDS Life Series Fund -      Objective: to maximize total investment return      IDS Life, investment
                Managed Portfolio           through a combination of capital appreciation and   manager; AEFC,
                                            current  income.  If the  investment
                                            manager believes investment adviser.
                                            the  stock  market  will  be  moving
                                            higher, it can emphasize stocks that
                                            offer potential for appreciation. At
                                            other   times,   the   manager   may
                                            increase the portfolio's holdings in
                                            bonds  and  money-market  securities
                                            providing high current income.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
       W        IDS Life Series Fund -      Objective: to provide maximum current income        IDS Life, investment
                Money Market Portfolio      consistent with liquidity and conservation of       manager; AEFC,
                                            capital. Invests in relatively short-term money     investment adviser.
                                            market securities, such as marketable debt
                                            securities issued or guaranteed as to principal
                                            and interest by the U.S. government or its
                                            agencies or instrumentalities, bank certificates
                                            of deposit, bankers' acceptances, letters of
                                            credit and high-grade commercial paper.
-----------------------------------------------------------------------------------------------------------------------
      FBC       AXP(R)Variable Portfolio -   Objective: long-term total return exceeding that   IDS Life, investment
                Blue Chip Advantage Fund    of the U.S. stock market. Invests primarily in      manager; AEFC,
                                            common stocks of companies included in the          investment adviser.
                                            unmanaged S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------
      FBD       AXP(R)Variable Portfolio -   Objective: high level of current income while      IDS Life, investment
                Bond Fund                   conserving the value of the investment and          manager; AEFC
                                            continuing a high level of income for the longest   investment adviser.
                                            time period. Invests primarily in bonds and other
                                            debt obligations.
-----------------------------------------------------------------------------------------------------------------------
      FCR       AXP(R)Variable Portfolio -   Objective: capital appreciation. Invests primarily IDS Life, investment
                Capital Resource Fund       in U.S. common stocks and other securities          manager; AEFC
                                            convertible into common stocks.                     investment adviser.
-----------------------------------------------------------------------------------------------------------------------
      FCM       AXP(R)Variable Portfolio -   Objective: maximum current income consistent with  IDS Life, investment
                Cash Management Fund        liquidity and stability of principal. Invests in    manager; AEFC
                                            money market securities.                            investment adviser.
-----------------------------------------------------------------------------------------------------------------------
      FDE       AXP(R)  Variable  Portfolio - Objective:  high level of current income and, as  IDS Life, investment
                Diversified Equity Income     a secondary goal, steady growth of capital.       manager; AEFC
                Fund                          Invests primarily  in  dividend-paying common     investment adviser.
                                              and preferred stocks.
-----------------------------------------------------------------------------------------------------------------------
      FEM       AXP(R)Variable Portfolio -  Objective: long-term capital growth. Invests        IDS Life, investment
                Emerging Markets Fund       primarily in equity securities of companies in      manager; AEFC
                                            emerging markets.                                   investment adviser;
                                                                                                American Express
                                                                                                Asset Management
                                                                                                International, Inc.,
                                                                                                a wholly-owned
                                                                                                subsidiary of AEFC,
                                                                                                is the sub-investment
                                                                                                adviser.
-----------------------------------------------------------------------------------------------------------------------
      FEX       AXP(R)Variable Portfolio -  Objective: high current income, with capital        IDS Life, investment
                Extra Income Fund           growth as a secondary objective. Invests primarily  manager; AEFC
                                            in long-term, high-yielding, high-risk corporate    investment adviser.
                                            bonds issued by U.S. and foreign companies and
                                            governments.
-----------------------------------------------------------------------------------------------------------------------
      FFI       AXP(R)Variable Portfolio -  Objective: high level of current income and safety  IDS Life, investment
                Federal Income Fund         of principal consistent with an investment in U.S.  manager; AEFC
                                            government and government agency securities.        investment adviser.
                                            Invests primarily in debt obligations issued or
                                            guaranteed as to principal and interest by the
                                            U.S. government, its agencies or instrumentalities.
-----------------------------------------------------------------------------------------------------------------------
      FGB       AXP(R)Variable Portfolio -  Objective: high total return through income and     IDS Life, investment
                Global Bond Fund            growth of capital. Non-diversified mutual fund      manager; AEFC
                                            that invests primarily in debt securities of U.S.   investment adviser.
                                            and foreign issuers.
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
      FGR       AXP(R)Variable Portfolio -  Objective: long-term capital growth. Invests        IDS Life, investment
                Growth Fund                 primarily in common stocks and securities           manager; AEFC
                                            convertible into common stocks that appear to       investment adviser.
                                            offer growth opportunities.
-----------------------------------------------------------------------------------------------------------------------
      FIE       AXP(R)Variable Portfolio -  Objective: capital appreciation. Invests primarily  IDS Life, investment
                International Fund          in stocks or convertible securities of foreign      manager; AEFC
                                            issuers that offer growth potential.                investment adviser.
                                                                                                American Express
                                                                                                Asset Management
                                                                                                International, Inc.,
                                                                                                a wholly-owned
                                                                                                subsidiary of AEFC,
                                                                                                is the sub-investment
                                                                                                adviser.
-----------------------------------------------------------------------------------------------------------------------
      FMF       AXP(R)Variable Portfolio -  Objective: maximum total investment return through  IDS Life, investment
                Managed Fund                a combination of capital growth and current         manager; AEFC
                                            income. Invests primarily in a combination of       investment adviser.
                                            common and preferred stocks, convertible
                                            securities, bonds and other debt securities.
-----------------------------------------------------------------------------------------------------------------------
      FND       AXP(R)Variable Portfolio -  Objective: long-term growth of capital. Invests     IDS Life, investment
                New Dimensions Fund(R)      primarily in common stocks of U.S. and foreign      manager; AEFC
                                            companies showing potential for significant growth. investment adviser.
-----------------------------------------------------------------------------------------------------------------------
      FIV       AXP(R)Variable Portfolio -  Objective: long-term capital appreciation. Invests  IDS Life, investment
                S&P 500 Index Fund          primarily in securities that are expected to        manager; AEFC
                                            provide investment results that correspond to the   investment adviser.
                                            performance of the S&P 500 Index.

-----------------------------------------------------------------------------------------------------------------------
      FSM       AXP(R)Variable Portfolio -  Objective: long-term capital growth. Invests        IDS Life, investment
                Small Cap Advantage Fund    primarily in equity stocks of small companies that  manager; AEFC
                                            are often included in the S&P SmallCap 600 Index    investment adviser.
                                            or the Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------
      FSA       AXP(R)Variable Portfolio -  Objective: capital appreciation. Invests primarily  IDS Life, investment
                Strategy Aggressive Fund    in common stocks of small-and medium-size           manager; AEFC
                                            companies.                                          investment adviser.
-----------------------------------------------------------------------------------------------------------------------
      FCA       AIM V.I. Capital            Objective: growth of capital. Invests primarily in  A I M Advisors, Inc.
                Appreciation Fund           common stocks, with emphasis on medium- or
                                            small-sized growth companies.
-----------------------------------------------------------------------------------------------------------------------
      FCD       AIM V.I. Capital            Objective: long term growth of capital. Invests     A I M Advisors, Inc.
                Development Fund            primarily in securities (including common stocks,
                                            convertible securities and bonds) of small- and
                                            medium-sized companies.
-----------------------------------------------------------------------------------------------------------------------
      FGI       AIM V.I. Growth and Income  Objective: growth of capital with a secondary       AIM Advisors Inc.
                Fund                        objective of current income.
-----------------------------------------------------------------------------------------------------------------------
      FIR       American Century VP         Objective: long term capital growth. Invests        American Century
                International Fund          primarily in stocks of growing foreign companies.   Investment Management,
                                                                                                Inc.
-----------------------------------------------------------------------------------------------------------------------
      FVL       American Century VP Value   Objective: long-term capital growth, with income    American Century
                Fund                        as a secondary objective. Invests primarily in      Investment Management,
                                            securities that management believes to be           Inc.
                                            undervalued at the time of purchase.
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
      FSB       Calvert Variable Series,    Objective: income and capital growth. Invests       Calvert Asset
                Inc. Social Balanced        primarily in stocks, bonds and money market         Management Company,
                Portfolio                   instruments which offer income and capital growth   Inc. (CAMCO),
                                            opportunity and which satisfy the investment and    investment adviser.
                                            social criteria.                                    NCM Capital
                                                                                                Management Group,
                                                                                                Inc. is the
                                                                                                sub-investment
                                                                                                adviser.
-----------------------------------------------------------------------------------------------------------------------
      FGC       Fidelity VIP III Growth &   Objective: high total return through a combination  Fidelity Management &
                Income Portfolio (Service   of current income and capital appreciation.         Research Company
                Class)                      Invests primarily in common stocks with a focus on  (FMR), investment
                                            those that pay current dividends and show           manager; FMR U.K. and
                                            potential for capital appreciation.                 FMR Far East,
                                                                                                sub-investment
                                                                                                advisers.
-----------------------------------------------------------------------------------------------------------------------
      FMP       Fidelity VIP III Mid Cap    Objective: long-term growth of capital. Invests     FMR, investment
                Portfolio (Service Class)   primarily in medium market capitalization common    manager; FMR U.K. and
                                            stocks.                                             FMR Far East,
                                                                                                sub-investment
                                                                                                advisers.
-----------------------------------------------------------------------------------------------------------------------
      FOS       Fidelity VIP Overseas       Objective: long-term growth of capital. Invests     FMR, investment
                Portfolio (Service Class)   primarily in common stocks of foreign securities.   manager; FMR U.K.,
                                                                                                FMR Far East,
                                                                                                Fidelity
                                                                                                International
                                                                                                Investment Advisors
                                                                                                (FIIA) and FIIA U.K.,
                                                                                                sub-investment
                                                                                                advisers.
-----------------------------------------------------------------------------------------------------------------------
      FRE       FTVIPT Franklin Real        Objective: capital appreciation with a secondary    Franklin Advisers,
                Estate Fund - Class 2       goal to earn current income. Invests primarily in   Inc.
                                            securities of companies operating in
                                            the real estate industry,  primarily
                                            equity real estate investment trusts
                                            (REITS).
-----------------------------------------------------------------------------------------------------------------------
      FSV       FTVIPT Franklin Value       Objective: long-term total return. Invests          Franklin Advisory
                Securities Fund - Class 2   primarily in equity securities of companies the     Services, LLC
                                            manager believes are undervalued.
-----------------------------------------------------------------------------------------------------------------------
      FIF       FTVIPT Templeton            Objective: long-term capital growth. Invests        Templeton Investment
                International Securities    primarily in equity securities of companies         Counsel, Inc.
                Fund - Class 2              located outside the United States, including those
                                            in emerging markets.
-----------------------------------------------------------------------------------------------------------------------
      FIS       FTVIPT Templeton            Objective: long-term capital appreciation. Invests  Templeton Investment
                International Smaller       primarily in equity securities of smaller           Counsel, Inc.
                Companies Fund - Class 2    companies located outside the U.S., including
                                            those in emerging markets.
-----------------------------------------------------------------------------------------------------------------------
      FSE       Goldman Sachs VIT CORESM    Objective: long-term growth of capital. Invests     Goldman Sachs Asset
                Small Cap Equity Fund       primarily in a broadly diversified portfolio of     Management
                                            equity securities of U.S. issuers which are
                                            included in the Russell 2000 Index at the time of
                                            investment.
-----------------------------------------------------------------------------------------------------------------------
      FUE       Goldman Sachs VIT CORESM    Objective: long-term growth of capital and          Goldman Sachs Asset
                U.S. Equity Fund            dividend income. Invests primarily in a broadly     Management
                                            diversified portfolio of large-cap and blue chip
                                            equity securities representing all major sectors
                                            of the U.S. economy.
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
      FMC       Goldman Sachs VIT Mid Cap   Objective: long-term capital appreciation. Invests  Goldman Sachs Asset
                Value Fund                  primarily in mid-capitalization companies within    Management
                                            the    range    of    the     market
                                            capitalization      of     companies
                                            constituting   the  Russell   Midcap
                                            Value   Index   at   the   time   of
                                            investment.
-----------------------------------------------------------------------------------------------------------------------
      FAG       Janus Aspen Series          Objective: long-term growth of capital.             Janus Capital
                Aggressive Growth           Non-diversified mutual fund that invests primarily
                Portfolio: Service Shares   in common stocks selected for their growth
                                            potential and normally invests at least 50% of its
                                            equity assets in medium-sized companies.
-----------------------------------------------------------------------------------------------------------------------
      FGT       Janus Aspen Series Global   Objective: long-term growth of capital.             Janus Capital
                Technology Portfolio:       Non-diversified mutual fund that invests primarily
                Service Shares              in equity securities of U.S. and foreign companies
                                            selected for their growth potential.
                                            Normally  invests  at  least  65% of
                                            total   assets  in   securities   of
                                            companies that the portfolio manager
                                            believes will benefit  significantly
                                            from advancements or improvements in
                                            technology.
-----------------------------------------------------------------------------------------------------------------------
      FIG       Janus Aspen Series          Objective: long-term growth of capital. Invests at  Janus Capital
                International Growth        least 65%of its total assets in securities of
                Portfolio: Service Shares   issuers from at least five different countries,
                                            excluding the U.S. It may at times invest all of
                                            its assets in fewer than five countries or even a
                                            single country.
-----------------------------------------------------------------------------------------------------------------------
      FIP       Lazard Retirement Series    Objective: long-term capital appreciation. Invests  Lazard Asset
                International Equity        primarily in equity securities, principally common  Management
                Portfolio                   stocks of relatively large non-U.S. companies
                                            (those  whose total  market value is
                                            more  than  $1  billion)   that  the
                                            Investment   Manager   believes  are
                                            undervalued based on their earnings,
                                            cash flow or asset values.
-----------------------------------------------------------------------------------------------------------------------
      FGW       MFS(R)Investors Growth      Objective: long-term growth of capital and future   MFS Investment
                Stock Series - Service      income. Invests at least 80% of its total assets    Management(R)
                Class                       in common stocks and related securities of
                                            companies  which MFS believes  offer
                                            better than  average  prospects  for
                                            long-term growth.

-----------------------------------------------------------------------------------------------------------------------
      FDS       MFS(R)New Discovery Series  Objective: capital appreciation. Invests primarily  MFS Investment
                - Service Class             in equity securities of emerging growth companies.  Management(R)
-----------------------------------------------------------------------------------------------------------------------
      FPH       Putnam VT High Yield Fund   Objective: high current income and, when            Putnam Investment
                - Class IB Shares           consistent with this objective, a secondary         Management, Inc.
                                            objective  of  capital  growth,   by
                                            investing        primarily        in
                                            high-yielding,   lower-rated   fixed
                                            income  securities   constituting  a
                                            portfolio  which  Putnam  Management
                                            believes does not involve undue risk
                                            to  income  or  principal.  See  the
                                            special      considerations      for
                                            investments in high yield securities
                                            described  in  the  Putnam  Variable
                                            Trust prospectus.
-----------------------------------------------------------------------------------------------------------------------
      FIN       Putnam VT International     Objective: long-term capital appreciation by        Putnam Investment
                New Opportunities Fund -    investing in companies that have above-average      Management, Inc.
                Class IB Shares             growth prospects due to the fundamental growth of
                                            their market sector. Invests primarily in growth
                                            stocks outside the U.S.
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
      FNO       Putnam VT New               Objective: long term capital appreciation. Invests  Putnam Investment
                Opportunities Fund -        mainly in common stocks of U.S. companies with a    Management, Inc.
                Class IA Shares             focus on growth stocks in sectors of the economy
                                            that Putnam Management believes possesses high
                                            growth potential.
-----------------------------------------------------------------------------------------------------------------------
      FVS       Putnam VT Vista Fund -      Objective: capital appreciation. Invests mainly in  Putnam Investment
                Class IB Shares             common stocks of U.S. companies with a focus on     Management, Inc.
                                            growth stocks.
-----------------------------------------------------------------------------------------------------------------------
      FMI       Royce Micro-Cap Portfolio   Objective: long-term growth of capital. Invests     Royce & Associates,
                                            primarily in a broadly diversified portfolio of     Inc.
                                            equity securities issued by micro-cap companies
                                            (companies with stock market capitalizations below
                                            $300 million).
-----------------------------------------------------------------------------------------------------------------------
      FVA       Third Avenue Value          Objective: long-term capital appreciation. Invests  EQSF, Inc.
                Portfolio                   primarily in common stocks of well-financed
                                            companies at a substantial discount to what the
                                            Advisor believes is their true value.
-----------------------------------------------------------------------------------------------------------------------
      FIC       Wanger International Small  Objective: long-term growth of capital. Invests     Wanger Asset
                Cap                         primarily in stocks of small- and medium-size       Management, L.P.
                                            non-U.S. companies.
-----------------------------------------------------------------------------------------------------------------------
      FSP       Wanger U.S. Small Cap       Objective: long-term growth of capital. Invests     Wanger Asset
                                            primarily in stocks of small- and medium-size U.S.  Management, L.P.
                                            companies.
-----------------------------------------------------------------------------------------------------------------------
      FEG       Warburg Pincus Trust -      Objective: maximum capital appreciation. Invests    Credit Suisse Asset
                Emerging Growth Portfolio   primarily in equity securities of small or medium   Management, LLC
                                            sized U.S. emerging-growth companies.
-----------------------------------------------------------------------------------------------------------------------
      FSC       Warburg Pincus Trust/Small  Objective: capital growth. Invests primarily in     Credit Suisse Asset
                Company Growth Portfolio    equity securities of small-sized domestic           Management, LLC
                                            companies.
-----------------------------------------------------------------------------------------------------------------------

FUND OBJECTIVES
A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly traded mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable life insurance policies. Some funds also are available to serve as investment options for variable annuities and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

Diversification: The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

Rates of Return of the Funds and Subaccounts
This section presents rates of return first for the funds, and then for the corresponding subaccounts. Rates of return are different in the two cases because those of the subaccounts reflect additional charges. All charges and expenses mentioned in the section are explained fully under "Loads, fees and charges".

Rates of return of the funds:
In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund charges (including the investment management fees and nonadvisory expenses) for the periods indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been lower. Past performance does not guarantee future results.


Period ending 12/31/00

------------------------------------------------------------- ---------- ----------- ---------- ---------------
Fund                                                                                            10 years or since
                                                               1 year     3 years     5 years   commencement
------------------------------------------------------------- ---------- ----------- ---------- ---------------
IDS Life Series Fund, Inc -
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Equity Portfolio (Beta 1.16)1 (1/86)2                          %          %           %            %
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Equity Income Portfolio (6/99) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Government Securities Portfolio (1/86) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Income Portfolio (1/86) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   International Equity Portfolio (10/94) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Managed Portfolio (Beta 0.72) 1 (1/86) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Money Market Portfolio (1/86) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
AXP(R)Variable Portfolio -
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Blue Chip Advantage Fund (9/99) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Bond Fund (10/81) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Capital Resource Fund (10/81) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Cash Management Fund (10/81) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Diversified Equity Income Fund (9/99) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Emerging Markets Fund (5/00) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Extra Income Fund (5/96) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Federal Income Fund (9/99) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Global Bond Fund (5/96) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Growth Fund (9/99) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   International Fund (1/92) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Managed Fund (4/86) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------


------------------------------------------------------------- ---------- ----------- ---------- ---------------
   New Dimensions Fund(R)(5/96) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   S&P 500 Index Fund (5/00) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Small Cap Advantage Fund (9/99) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Strategy Aggressive Fund (1/92) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
AIM V.I.
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Capital Appreciation Fund (5/93) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Capital Development Fund (5/98) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Growth and Income Fund (5/94) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
American Century VP
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   International Fund (5/94) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Value Fund (5/96) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
Calvert CVS
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Social Balanced Portfolio (9/86) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
Fidelity VIP
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   III Growth & Income Portfolio (Service Class) (12/96) 2,
   7
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   III Mid Cap Portfolio (Service Class) (12/98) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Overseas Portfolio (Service Class) (1/87) 2, 7
------------------------------------------------------------- ---------- ----------- ---------- ---------------
FTVIPT
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Franklin Real Estate Fund - Class 2 (1/89) 2, 5
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Franklin Value Securities Fund - Class 2 (5/98) 2, 5
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Templeton International Securities Fund - Class 2 (5/92)
   2, 6
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Templeton International Smaller Companies Fund -
   Class 2 (5/96) 2, 5
------------------------------------------------------------- ---------- ----------- ---------- ---------------
Goldman Sachs VIT
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   CORESM Small Cap Equity Fund (2/98) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   CORESM U.S. Equity Fund (2/98) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Mid Cap Value Fund (5/98) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
Janus Aspen Series
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Aggressive Growth Portfolio: Service Shares (9/93) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Global Technology Portfolio: Service Shares (1/00) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   International Growth Portfolio: Service Shares (5/94) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
Lazard Retirement Series
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   International Equity Portfolio (9/98) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
MFS(R)
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Investors Growth Stock Series - Service Class (5/99) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   New Discovery Series - Service Class (5/98) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
Putnam Variable Trust
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Putnam VT High Yield - Class IB Shares (2/88) 2, 3
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Putnam VT International New Opportunities Fund - Class
   IB Shares (1/97) 2, 3
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Putnam VT New Opportunities Fund - Class IA Shares
   (5/94) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Putnam VT Vista Fund - Class IB Shares (1/97) 2, 3
------------------------------------------------------------- ---------- ----------- ---------- ---------------
Royce
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Micro-Cap Portfolio (12/96) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
Third Avenue
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Value Portfolio (9/99) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------


------------------------------------------------------------- ---------- ----------- ---------- ---------------
Wanger
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   International Small Cap (5/95) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   U.S. Small Cap (5/95) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
Warburg Pincus Trust
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Emerging Growth Portfolio (9/99) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------
   Small Company Growth Portfolio (6/95) 2
------------------------------------------------------------- ---------- ----------- ---------- ---------------

1 Beta is a volatility measure based on calculations of the fund's monthly return compared to the S&P 500 Index. A beta less than 1 indicates performance that is less volatile than the market; A beta more than 1 indicates performance that is more volatile than the market.
2    (Commencement date of the fund.)
3 Performance information for Class IB shares for the period prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%.
4    Cumulative return (not annualized) since commencement date of the fund.
5    Because  no  Class 2  shares  were  issued  until  Jan.  6,  1999,  Class 2 performance represents the historical performance of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense which also affects all future performance.
6 Prior to May 1, 2000, the Templeton International Securities Fund was called Templeton International Fund. Because no Class 2 shares were issued until May 1, 1997, Class 2 performance represents the historical performance of Class 1 shares. Performance of Class 2 shares for periods after its May 1, 1997, inception will reflect Class 2's additional 12b-1 fee expense which also affects all future performance.
7 Service Class shares include an asset-based distribution fee (12b-1 fee). Initial offering of Service Class shares took place on Nov. 3, 1997, at which time the 12b-1 fee was imposed. Returns prior to that date do not include the effect of the Service Class fee structure, and returns listed would have been lower for each portfolio if the Service Class fee had been in place and reflected in the performance.

Rates of return of subaccounts:
Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show performance from the commencement date of the funds as if the policy existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average annual rates of return in the following tables reflect all fund expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 5% premium expense charge. In the second table the rates of return do not reflect the 5% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been lower.


Period ending 12/31/00

-----------------------------------------------------------------------------------------------------------------------
                    Since commencement of the subaccounts reflecting the 5% premium expense charge
-----------------------------------------------------------------------------------------------------------------------
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
Subaccount      Investing in:                                          1 year     3 years    5 years     10 years or
                                                                                                            since
                                                                                                        commencement

--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                IDS Life Series Fund -
      U         Equity Portfolio (6/87) 1                                 %          %          %             %
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FEI        Equity Income Portfolio (6/99)1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
      Y         Government Securities Portfolio (6/87) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
      V         Income Portfolio (6/87) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
      IL        International Equity Portfolio (10/94) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
      X         Managed Portfolio (6/87) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
      W         Money Market Portfolio (6/87) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                AXP(R)Variable Portfolio -
     FBC           Blue Chip Advantage Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FBD           Bond Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FCR           Capital Resource Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FCM           Cash Management Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FDE           Diversified Equity Income Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FEM           Emerging Markets Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FEX           Extra Income Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FFI           Federal Income Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FGB           Global Bond Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FGR           Growth Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FIE           International Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FMF           Managed Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FND           New Dimensions Fund(R)(11/99) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FIV           S&P 500 Index Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FSM           Small Cap Advantage Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FSA           Strategy Aggressive Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                AIM V.I.
     FCA           Capital Appreciation Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FCD           Capital Development Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FGI           Growth and Income Fund (11/96) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                American Century VP
     FIR           International Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FVL           Value Fund (5/99) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                Calvert CVS
     FSB           Social Balanced Portfolio (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                Fidelity VIP
     FGC           III Growth & Income Portfolio (Service Class)
                   (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FMP           III Mid Cap Portfolio (Service Class) (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FOS           Overseas Portfolio (Service Class) (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                FTVIPT
     FRE           Franklin Real Estate Fund - Class 2 (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FSV           Franklin Value Securities Fund - Class 2 (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FIF           Templeton International Securities Fund - Class
                   2 (5/99) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FIS           Templeton International Smaller Companies Fund -
                   Class 2 (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                Goldman Sachs VIT
     FSE           CORESM Small Cap Equity Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FUE           CORESM U.S. Equity Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FMC           Mid Cap Value Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------


--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                Janus Aspen Series
     FAG           Aggressive Growth Portfolio: Service Shares
                   (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FGT           Global Technology Portfolio: Service Shares
                   (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FIG           International Growth Portfolio: Service Shares
                   (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                Lazard Retirement Series
     FIP           International Equity Portfolio (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                MFS(R)
     FGW           Investors Growth Stock Series - Service Class
                   (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FDS           New Discovery Series - Service Class (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                Putnam Variable Trust
     FPH           Putnam VT High Yield - Class IB Shares (5/99) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FIN           Putnam VT International New Opportunities Fund -
                   Class IB Shares (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FNO           Putnam VT New Opportunities Fund - Class IA
                   Shares (11/96) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FVS           Putnam VT Vista Fund - Class IB Shares (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                Royce
     FMI           Micro-Cap Portfolio (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                Third Avenue
     FVA           Value Portfolio (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                Wanger
     FIC           International Small Cap (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FSP           U.S. Small Cap (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                Warburg Pincus Trust
     FEG          Emerging Growth Portfolio (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FSC          Small Company Growth Portfolio (5/99) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------

1   (Commencement date of the subaccount)
2   These numbers are year-to-date as of Dec. 31, __ not annualized.


Period ending 12/31/00

-----------------------------------------------------------------------------------------------------------------------
                Since commencement of the subaccounts without reflecting the 5% premium expense charge
-----------------------------------------------------------------------------------------------------------------------
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
Subaccount      Investing in:                                          1 year     3 years    5 years     10 years or
                                                                                                            since
                                                                                                        commencement

                IDS Life Series Fund -
      U         Equity Portfolio (6/87) 1                                 %          %          %             %
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FEI        Equity Income Portfolio (6/99)1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
      Y         Government Securities Portfolio (6/87) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
      V         Income Portfolio (6/87) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
      IL        International Equity Portfolio (10/94) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
      X         Managed Portfolio (6/87) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
      W         Money Market Portfolio (6/87) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                AXP(R)Variable Portfolio -
     FBC           Blue Chip Advantage Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FBD           Bond Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FCR           Capital Resource Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FCM           Cash Management Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FDE           Diversified Equity Income Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FEM           Emerging Markets Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FEX           Extra Income Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FFI           Federal Income Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FGB           Global Bond Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FGR           Growth Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FIE           International Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FMF           Managed Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FND           New Dimensions Fund(R)(11/99) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FIV           S&P 500 Index Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FSM           Small Cap Advantage Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FSA           Strategy Aggressive Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                AIM V.I.
     FCA           Capital Appreciation Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FCD           Capital Development Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FGI           Growth and Income Fund (11/96) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                American Century VP
     FIR           International Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FVL           Value Fund (5/99) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                Calvert CVS
     FSB           Social Balanced Portfolio (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                Fidelity VIP
     FGC           III Growth & Income Portfolio (Service Class)
                   (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FMP           III Mid Cap Portfolio (Service Class) (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FOS           Overseas Portfolio (Service Class) (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                FTVIPT
     FRE           Franklin Real Estate Fund - Class 2 (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FSV           Franklin Value Securities Fund - Class 2 (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FIF           Templeton International Securities Fund - Class
                   2 (5/99) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FIS           Templeton International Smaller Companies Fund -
                   Class 2 (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                Goldman Sachs VIT
     FSE           CORESM Small Cap Equity Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FUE           CORESM U.S. Equity Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FMC           Mid Cap Value Fund (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------


--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                Janus Aspen Series
     FAG           Aggressive Growth Portfolio: Service Shares
                   (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FGT           Global Technology Portfolio: Service Shares
                   (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FIG           International Growth Portfolio: Service Shares
                   (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                Lazard Retirement Series
     FIP           International Equity Portfolio (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                MFS(R)
     FGW           Investors Growth Stock Series - Service Class
                   (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FDS           New Discovery Series - Service Class (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                Putnam Variable Trust
     FPH           Putnam VT High Yield - Class IB Shares (5/99) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FIN           Putnam VT International New Opportunities Fund -
                   Class IB Shares (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FNO           Putnam VT New Opportunities Fund - Class IA
                   Shares (11/96) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FVS           Putnam VT Vista Fund - Class IB Shares (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                Royce
     FMI           Micro-Cap Portfolio (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                Third Avenue
     FVA           Value Portfolio (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                Wanger
     FIC           International Small Cap (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FSP           U.S. Small Cap (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
                Warburg Pincus Trust
     FEG          Emerging Growth Portfolio (5/00) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------
     FSC          Small Company Growth Portfolio (5/99) 1
--------------- ----------------------------------------------------- ---------- ---------- ---------- ----------------

1   (Commencement date of the subaccount)
2   These numbers are year-to-date as of Dec. 31, __ not annualized.


The Fixed Account

You can allocate premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers between the fixed account and subaccounts").

The fixed account is the general investment account of IDS Life. It includes all assets owned by IDS Life other than those in the variable account and other separate accounts. Subject to applicable law, IDS Life has sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, IDS Life guarantees that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on the continued claims-paying ability of IDS Life. IDS Life bears the full investment risk for amounts allocated to the fixed account. IDS Life is not obligated to credit interest at any rate higher than 4.0%, although we may do so at our sole discretion. Rates higher than 4.0% will change from time to time, at the discretion of IDS Life and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing IDS Life policies, product design, competition and IDS Life's revenues and expenses.

We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Policy Value

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account.

FIXED ACCOUNT VALUE

The value in the fixed account on the policy date (when the policy is issued) equals the portion of your initial net premium that you have allocated to the fixed account, plus interest accrued before the policy date, minus the portion of the monthly deduction for the first policy month that you have allocated to the fixed account.

On any later date, the value in the fixed account equals:

     o   the value on the previous monthly date; plus

     o net premiums allocated to the fixed account since the last monthly date; plus

     o any transfers to the fixed account from the subaccounts, including loan transfers, since the last monthly date; plus

     o   any policy value credit allocated to the fixed account; plus

     o   accrued interest on all of the above; minus

     o any transfers from the fixed account to the subaccounts, including loan repayment transfers, since the last monthly date; minus

     o any partial surrenders or partial surrender fees allocated to the fixed account since the last monthly date; minus

     o interest on any transfers or partial surrenders, from the date of the transfer or surrender to the date of calculation; minus

     o any portion of the monthly deduction for the coming month that is allocated to the fixed account if the date of calculation is a monthly date.

SUBACCOUNT VALUES

The value in each subaccount changes daily, depending on the investment performance of the fund in which that subaccount invests and on other factors detailed below. There is no guaranteed minimum subaccount value. You, as owner, bear the entire investment risk.

Calculation of subaccount value: The value in each subaccount on the policy date equals:

     o   the portion of your initial net premium allocated to that subaccount;
         plus

     o   interest accrued before the policy date, minus

     o the portion of the monthly deduction for the first policy month that you have allocated to that subaccount.

The value of each subaccount on each subsequent valuation date equals:

     o   the value of the subaccount on the preceding valuation date, multiplied
         by  the  net  investment   factor  for  the  current  valuation  period
         (explained below); plus

     o net premiums received and allocated to the subaccount during the current valuation period; plus

     o any transfers to the subaccount (from the fixed account or other subaccounts, including loan repayment transfers) during the period; plus

     o   any policy value credit allocated to the subaccounts; minus

     o any transfers from the subaccount including loan transfers during the current valuation period; minus

     o any partial surrenders and partial surrender fees allocated to the subaccount during the period; minus

     o any portion of the monthly deduction allocated to the subaccount during the period.

The net investment factor measures the investment performance of a subaccount from one valuation period to the next. Because performance may fluctuate, the value of a subaccount may increase or decrease from day to day.

Accumulation units: The policy value allocated to each subaccount is converted into accumulation units. Each time you direct a premium payment or transfer policy value into one of the subaccounts, a certain number of accumulation units are credited to your policy for that subaccount. Conversely, each time you take a partial surrender or transfer value out of a subaccount, a certain number of accumulation units are subtracted.

Accumulation units are the true measure of investment value in each subaccount. For subaccounts investing in the funds, they're related to, but not the same as, the net asset value of the corresponding fund. The dollar value of each accumulation unit can rise or fall daily, depending on the investment performance of the underlying fund and on certain charges. Here's how unit values are calculated:

Number of units: To calculate the number of units for a particular subaccount, we divide your investment (net premium or transfer amount) by the current accumulation unit value.

Accumulation unit value: The current value for each subaccount equals the last value times the current net investment factor.

Net investment factor: Determined at the end of each valuation period, this factor equals

                                    (a divided by b) - c,
where:

(a) equals:

     o   net asset value per share of the fund; plus

     o per-share amount of any dividend or capital gain distribution made by the relevant fund to the subaccount; plus

     o any credit or minus any charge for reserves to cover any tax liability resulting from the investment operations of the subaccount.

(b) equals:

     o net asset value per share of the fund at the end of the preceding valuation period; plus

     o any credit or minus any charge for reserves to cover any tax liability in the preceding valuation period.

(c) is a percentage factor representing the mortality and expense risk charge, as described in "Loads, fees and charges," above.

Factors that affect subaccount accumulation units: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

     o   additional purchase payments allocated to the subaccounts;

     o   transfers into or out of the subaccount(s);

     o   partial surrenders and partial surrender fees;

     o   surrender charges; and/or

     o   monthly deductions

Accumulation unit values will fluctuate due to:

     o   changes in underlying funds(s) net asset value;

     o   dividends distributed to the subaccount(s);

     o   capital gains or losses of underlying funds;

     o   fund operating expenses; and/or

     o   mortality and expense risk charges.

Proceeds Payable upon Death

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies.

If that death is prior to the youngest insured's attained insurance age 100, the amount payable is based on the specified amount and death benefit option you have selected, as described below, less any indebtedness.

The proceeds payable upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100 will be the greater of:

o the policy value minus any indebtedness on the date of death of the last surviving insured; or

o the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured's death.

Option 1 (level amount): Under this option, the policy's value is part of the specified amount. The Option 1 death benefit is the greater of:

     o   the specified amount on the date of the last surviving insured's death;
         or

     o the applicable percentage of the policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death. (See table below.)

Youngest insured's attained insurance age in the table below refers to the youngest life insured or the age such person would have reached.


                                        Applicable percentage table
     Youngest Insured's         Applicable percentage       Youngest Insured's      Applicable percentage of
   Attained insurance age          of policy value        attained insurance age          policy value

       40 or younger                    250%                        61                         128%
             41                         243                         62                         126
             42                         236                         63                         124
             43                         229                         64                         122
             44                         222                         65                         120
             45                         215                         66                         119
             46                         209                         67                         118
             47                         203                         68                         117
             48                         197                         69                         116
             49                         191                         70                         115
             50                         185                         71                         113
             51                         178                         72                         111
             52                         171                         73                         109
             53                         164                         74                         107
             54                         157                        75-90                       105
             55                         150                         91                         104
             56                         146                         92                         103
             57                         142                         93                         102
             58                         138                         94                         101
             59                         134                       95-100                       100
             60                         130

The percentage is designed to ensure that the policy meets the provisions of Federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

Option 2 (variable amount): Under this option, the policy value is added to the specified amount. The Option 2 death benefit is the greater of:

     o   the policy value plus the specified amount; or

     o the applicable percentage of policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death. (See table above.)

Examples:                            Option 1                   Option 2
---------                            --------                   --------

Specified amount                     $1,000,000                 $1,000,000
Policy value                            $50,000                    $50,000
Death benefit                        $1,000,000                 $1,050,000
Policy value increases to               $80,000                    $80,000
Death benefit                        $1,000,000                 $1,080,000
Policy value decreases to               $30,000                    $30,000
Death benefit                        $1,000,000                 $1,030,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because IDS Life's net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Change in death benefit option

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

If you change from Option 1 to Option 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit would fall below the minimum amount shown in policy.

If you change from Option 2 to Option 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following cost:

     o Monthly deduction because the cost of insurance benefits depends upon the specified amount.

     o Minimum monthly premium.

     o Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to decrease the specified amount at any time. Decreases in specified amount may have tax implications, discussed in the section "Modified endowment contracts" under "Federal taxes."

Decreases: Any decrease in specified amount will take effect on the monthly anniversary on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

     o Your monthly deduction will decrease because the cost of insurance charge depends on the specified amount.

     o Charges for certain optional insurance benefits may decrease.

     o The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

Increases: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

MISSTATEMENT OF AGE OR SEX

If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

     o   the policy value on the date of death; plus
     o the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus
     o   the amount of any outstanding indebtedness on the date of death.

SUICIDE

If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide. In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, IDS Life must prove that the insured intended to commit suicide at the time he or she applied for coverage.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving written notice to IDS Life, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you or your estate.

Transfers between the Fixed Account and Subaccounts

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. For most transfers, we will process your transfer request at the end of the valuation period during which your request is received. There is no charge for transfers. Before transferring policy value, you should consider the risks involved in switching investments.

We may suspend or modify the transfer privilege at any time. Transfers involving the fixed account are subject to the restrictions below.

FIXED ACCOUNT TRANSFER POLICIES

     o You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

     o If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

     o If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

     o We will not accept requests for transfers from the fixed account at any other time.

     o If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

     o For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

     o For automated transfers -- $50.

From the fixed account to a subaccount:

     o $250  or  the  entire  fixed  account   balance  minus  any  outstanding
       indebtedness, whichever is less.

     o For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

     o   None.

From the fixed account to a subaccount:

     o Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

Twelve automated transfers per policy year are allowed. We reserve the right to limit mail and telephone transfers to five per policy year. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide  your  name,   policy  number,   Social   Security  Number  or  Taxpayer
Identification Number when you request a transfer, loan or partial surrender.

1 By letter

Regular mail:

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

Express mail:

IDS Life Insurance Company
70200 AXP Financial Center
Minneapolis, MN 55474

2 By phone

Call between 7 a.m. and 6 p.m. Central Time:
1-800-862-7919 (toll free)
TTY service for the hearing impaired:
1-800-258-8846 (toll free)

     o We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use mail procedure as an alternative.

     o We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither IDS Life nor its affiliates will be liable for any loss resulting from fraudulent requests.

     o We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write to IDS Life and tell us.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your financial advisor can help you set up an automated transfer.

Automated transfer policies:

     o   Minimum automated transfer: $50

     o Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

     o You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

     o You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

     o If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

     o If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

     o If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

     o Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit value, caused by fluctuations in the market value(s) of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

                                     How dollar-cost averaging works

                  Amount            Accumulation              Number of units
Month             invested          unit value                purchased

Jan                  $100                $20                        5.00
Feb                   100                 16                        6.25
Mar                   100                  9                       11.11
Apr                   100                  5                       20.00
May                   100                  7                       14.29
June                  100                 10                       10.00
July                  100                 15                        6.67
Aug                   100                 20                        5.00
Sept                  100                 17                        5.88
Oct                   100                 12                        8.33

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more units when the per unit market price is low.

(arrow in table pointing to August) and fewer units when the per unit market price is high.

You have paid an average price of only $10.81 per unit over the 10 months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

Twelve automated transfers per policy year are allowed. In addition, we reserve the right to limit mail and telephone transfers to five per policy year. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail.

Policy Loans

You may borrow against your policy by written or telephone request. (See chart under "Transfers between the fixed account and subaccounts" for address and phone numbers for your requests.) We will process your loan request at the end of the valuation period during which we receive your request. (Loans by telephone are limited to $50,000.)

Interest rate: The interest rate for policy loans is 6% per year. After the policy's 10th anniversary we expect to reduce the loan interest rate to 4% per year. Interest is charged daily and due at the end of the policy year.

Minimum loan: $500 or the remaining loan value, whichever is less.

Maximum loan:

     o In Texas, 100% of the policy value in the fixed account, minus a pro rata portion of surrender charges.

     o   In Alabama, 100% of the policy value minus surrender charges.

     o   In all other states, 90% of the policy value minus surrender charges.

We will compute the maximum loan value as of the end of the valuation period during which we receive your loan request. The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

Payment of loaned funds: Generally, we will pay loans within seven days after we receive your request (with certain exceptions - see "Deferral of payments," under "Payment of policy proceeds").

Allocation of loans to accounts: If you do not specify whether the loan is to come from the fixed account or the subaccounts, it will be made from the subaccounts and the fixed account in proportion to their values, minus indebtedness. When a loan is made from a subaccount, accumulation units are redeemed and the proceeds transferred into the fixed account. We will credit the policy value loaned with 4% annual interest.

Repayments: We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

Overdue interest: If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from all of the accounts in proportion to their value, minus indebtedness.

Effects of policy loans: If you do not repay your loan, it will reduce the death benefit and policy value. Even if you do repay it, your loan can have a permanent effect on death benefits and policy values, because money borrowed against the subaccounts will not share in the investment results of the relevant fund(s).

A loan may terminate the DBG-85, the DBG-100 or the minimum initial premium period. The loan amount is deducted from total premiums paid, which may reduce the total below the level required to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

A loan may impact the payment of the policy value credit.

Taxes: If your policy lapses or you surrender it with an outstanding indebtedness, and the amount of outstanding indebtedness plus the cash surrender value is more than the sum of premiums you paid, you generally will be liable for taxes on the excess. (See "Federal taxes.")

Policy Surrenders

You may surrender your policy in full or in part by written or telephone request. (See chart under "Transfers between the fixed account and subaccounts.") We will process your surrender request at the end of the valuation period during which your request is received. We may require that you return your policy.

We will normally process your payment within seven days; however, we reserve the right to defer payment. (See "Deferral of payments," under "Payment of policy proceeds.")

TOTAL SURRENDERS
If you totally surrender your policy, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, fees and charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.

PARTIAL SURRENDERS
After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. (Partial surrenders by telephone are limited to $50,000.) You will be charged a partial surrender fee, described under "Loads, fees and charges."

ALLOCATION OF PARTIAL SURRENDERS
Unless you specify otherwise, IDS Life will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which your request is received. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

     o A partial surrender will reduce the policy value by the amount of the partial surrender and fee.

     o A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

     o A partial surrender may terminate the DBG-85, the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

     o   A partial surrender may impact the payment of the policy value credit.

     o If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. IDS Life will not allow a partial surrender if it would reduce the death benefit below the required minimum. (See "Decreases" under "Proceeds payable upon death.")

     o If Option 2 is in effect, a partial surrender does not affect the specified amount.

TAXES

Upon surrender, you will generally be liable for taxes on any excess of the cash surrender value plus outstanding indebtedness over the premium paid. (See "Federal taxes.")

EXCHANGE RIGHT

For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification(s) or issue age. Only the method of funding the policy value will be affected.

Optional Insurance Benefits

You may choose to add the following benefits to your policy at an additional cost, in the form of riders (if you meet certain requirements). More detailed information on these benefits is in your policy.

FOUR-YEAR TERM INSURANCE RIDER (FYT) FYT provides four-year term insurance. An additional death benefit is paid if both insureds die during the first four years of the policy.

INDIVIDUAL TERM INSURANCE RIDER (ITR): ITR provides a level, adjustable death benefit on the life of each other insured covered.

POLICY SPLIT OPTION RIDER (PSO) PSO permits a policy to be split into two individual permanent plans of life insurance then offered by IDS Life for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds, dissolution of a business or partnership owned or conducted by the insureds or certain changes in federal estate tax law. (See "Federal taxes.")

SURVIVOR TERM INSURANCE RIDER (STR): STR provides a level, adjustable term death benefit payable upon the death of the last surviving insured on the base policy.

Payment of Policy Proceeds

Proceeds will be paid when:

     o   you surrender the policy;

     o   the last surviving insured dies; or

We pay all proceeds by check. We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year (8% in Arkansas, 11% in Florida) on single sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

Payment options: During an insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option, unless you say that he or she can't.) You decide how much of the proceeds will be placed under each option (minimum: $5,000). Any such amount will be transferred to IDS Life's general account. Unless we agree otherwise, payments under all options must be made to a natural person.

You may also make a written request to us to change a prior choice of payment option or, if we agree to elect a payment option other than the three below, if we agree.

If you elect a payment option for pre-death proceeds, payments under this option may be subject to federal income tax as ordinary income. If you elect Option A, the full pre-death proceeds will be taxed as a full surrender as described in "Taxation of policy proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. The interest paid under Option A will be ordinary income subject to income tax in the year earned. The interest payments will not be subject to the 10% penalty tax.

If you elect Option B or Option C for payment of pre-death proceeds, any indebtedness at the time of election will be taxed as a partial surrender as described in "Taxation of policy proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. The remainder of the proceeds will be used to make payments under the option elected. A portion of each payment will be taxed as ordinary income and a portion of each payment will be considered a return of the investment in the policy and will not be taxed. We describe an owner's investment in the policy in "Taxation of policy proceeds." All payments made after the investment in the policy is fully recovered will be subject to tax. Amounts paid under Option B or Option C that are subject to tax may also be subject to an additional 10% penalty tax. (See "Penalty tax" under "Federal Taxes.")

Death benefit proceeds applied to any payment option are not considered part of the beneficiary's income and thus are not subject to federal income tax. Payments of interest under Option A will be ordinary income subject to tax. Under Option B or Option C, a portion of each payment will be ordinary income subject to tax, and a portion of each payment will be considered a return of the beneficiary's investment in the policy. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment option. All payments made after the investment in the policy is fully recovered will be subject to tax.

Option A -- Interest payments We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain, or you may place them under a different payment option approved by us.

Option B -- Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

           Payment period              Monthly payment per $1,000
               (years)                    placed under Option B
         ------------------        -----------------------------------
                 10                             $9.61
                 15                              6.87
                 20                              5.51
                 25                              4.71
                 30                              4.18

We will furnish monthly amounts for other payment periods at your request without charge.

Option C -- Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.


Option C Table                                               M = Male         F = Female
--------------------------------------------------------------------------------------------

                                                    Life Income per $1,000 with
                                                    Payments Guaranteed for
                                                    ------------------------
        Age     Beginning        5 Years              10 Years            15 Years
       Payee     In Year        --------             ----------           ---------
                                M        F           M         F          M      F
--------------------------------------------------------------------------------------------
         65        2005        5.28     4.68        5.16     4.63        4.96   4.54
                   2010        5.19     4.61        5.08     4.57        4.90   4.49
                   2015        5.11     4.55        5.01     4.51        4.84   4.43
                   2020        5.03     4.49        4.94     4.45        4.78   4.39
                   2025        4.95     4.43        4.87     4.40        4.73   4.34
                   2030        4.88     4.38        4.81     4.35        4.68   4.30

         70        2005        6.15     5.37        5.88     5.26        5.49   5.07
                   2010        6.03     5.28        5.79     5.18        5.42   5.00
                   2015        5.92     5.19        5.70     5.10        5.36   4.94
                   2020        5.81     5.10        5.61     5.03        5.30   4.88
                   2025        5.71     5.03        5.53     4.96        5.24   4.83
                   2030        5.61     4.95        5.45     4.89        5.18   4.77

         75        2005        7.30     6.36        6.74     6.09        6.01   5.67
                   2010        7.14     6.23        6.63     5.99        5.95   5.60
                   2015        6.99     6.10        6.52     5.89        5.90   5.54
                   2020        6.84     5.99        6.42     5.79        5.84   5.47
                   2025        6.71     5.88        6.32     5.71        5.78   5.41
                   2030        6.58     5.78        6.23     5.62        5.73   5.35

         85        2005        10.68    9.65        8.52     8.14        6.73   6.64
                   2010        10.45    9.41        8.44     8.04        6.72   6.62
                   2015        10.22    9.19        8.36     7.93        6.70   6.59
                   2020        10.00    8.98        8.27     7.83        6.68   6.57
                   2025         9.79    8.78        8.19     7.74        6.67   6.54
                   2030         9.60    8.59        8.11     7.64        6.65   6.52


The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3.00% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.

Deferral of payments: We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

     o the payments derive from a premium payment made by a check that has not cleared the banking system (good payment has not been collected);
     o   the NYSE is closed (other than customary weekend and holiday closings);
     o in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

Federal Taxes

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them; both the laws and their interpretation may change.

As with any financial product purchased, the decision as to who the owner and the beneficiary will be should be made by the client after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. IDS Life reserves the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

IDS LIFE'S TAX STATUS

IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in IDS Life's tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS

The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income. Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment.

Source of proceeds                              Taxable portion of pre-death proceeds

Full surrender:                                 Amount received plus any indebtedness, minus your
                                                investment in the policy.*

Lapse:                                          Any outstanding indebtedness minus your investment in the
                                                policy.*

Partial surrenders                              Lesser of:
(modified endowments):                          The amount received or policy value minus your investment
                                                in the policy.*

Policy loans and assignments                    Lesser of:
(modified endowments):                          The amount of the loan/assignment or policy value minus
                                                your investment in the policy.*

Partial surrenders                              Generally, if the amount received is greater than your
(other policies):                               investment in the policy,* the amount in excess of your
                                                investment is taxable.  However,during the first 15 policy years, a different amount may be taxable if the partial
                                                surrender results in or is necessitated by a reduction in
                                                benefits.

Policy loans and assignments                    None
(other policies):

Payment options:                                If  proceeds  of  the policy will be paid under one of
                                                the  payment  options,  see  the "Payment option"
                                                section for tax information.

* The owner's investment is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus the taxable portion of any previous policy loans.

MODIFIED ENDOWMENT CONTRACTS

In  1988,  Congress  created  a new  class  of life  insurance  policies  called
"Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

     o   you apply for it or materially change it on or after June 21, 1988 and

     o the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

Also, any life insurance policy you receive in exchange for a modified endowment is itself a modified endowment.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification on the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

Reductions in benefits: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment even if you do not pay any further premiums.

Distributions affected: Modified endowment rules apply to distributions in the year the policy becomes a modified endowment and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment, which are presumed to be taken in anticipation of that event.

Serial purchase of modified endowments: The IRS treats all modified endowments issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year are treated as one policy in determining the amount of any loan or distribution that is taxable.

Penalty tax: If a policy is a modified endowment, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:

     o   the distribution occurs after the owner attains age 59-1/2;
     o   the distribution is attributable to the owner becoming disabled
         (within the meaning of Code Section 72(m)(7); or o the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

Policy Split Option Rider: The Policy Split Option Rider permits a policy to be split into two individual permanent plans of insurance then offered by IDS Life for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds, certain changes in federal estate tax law or dissolution of a business or partnership owned or conducted by the insureds. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031 through 1043 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.

Interest paid on policy loans: If the loan is used for personal purposes, such interest is not tax-deductible. Other rules apply if the loan is used for trade or business or investment purposes, or if the policy is owned by a business or a corporation.

Policy changes: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

Other taxes: Federal estate tax, state and local estate tax, inheritance tax, gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances.

Tax-deferred retirement plans: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant.

On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with legal counsel before purchasing the policy for any employment-related insurance or benefit program.

IDS Life

IDS Life is a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis, MN 55474.

IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York. A wholly owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.

IDS Life has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.

OWNERSHIP

IDS Life is a wholly owned subsidiary of American Express Financial  Corporation
(AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life Insurance Company. Total assets under management as of the most recent fiscal year were more than $239 billion.

STATE REGULATION

IDS Life is subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, IDS Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. IDS Life files an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which IDS Life does business. IDS Life's books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies.

DISTRIBUTION OF THE POLICY

IDS Life is the sole distributor of the policy. IDS Life is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD). Representatives of IDS Life are licensed insurance and annuity agents and are registered with the NASD as representatives of IDS Life.

IDS Life pays its representatives a commission of up to 81% of the initial target premium (annualized), plus up to 3.1% of all premiums in excess of the target premium. Each year, IDS Life pays a service fee not greater than 0.13% of the policy value, net of indebtedness.

LEGAL PROCEEDINGS

[To be filed by amendment]

EXPERTS

[To be filed by amendment]

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, ____ and _____, and for each of the three years in the period ended Dec. 31, ____. We've included our financial statements in the prospectus in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing.

Actuarial matters included in the prospectus have been examined by Mark Gorham, F.S.A., M.A.A.A., Actuarial Director, Insurance Product Development, as stated in his opinion filed as an exhibit to the Registration Statement.

Management of IDS Life

Directors

Richard W. Kling
President and chief executive officer since December 2000; director since February 1984; president since March 1994. Executive vice president, Marketing and Products from January 1988 to March 1994; senior vice president, AEFC, since May 1994; director of IDS Life Series Fund, Inc. and chairman of the board of managers of IDS Life Variable Annuity Funds A and B.

Paul F. Kolkman
Director since May 1984; executive vice president since March 1994; vice president, Finance from May 1984 to March 1994.

Pamela J. Moret
Chairman of the board since December 2000; director since March 2000; executive vice president - Variable Assets since April 1997; vice president - Retail Service Group, AEFC, from 1996 to 1997; vice president - Communications, AEFC, from 1993 to 1996.

Barry J. Murphy
Director and executive vice president, Client Service, since March 1994.

Stuart A. Sedlacek
Executive vice president since December 2000; director since January 1998; senior vice president and chief financial officer of AEFC from January 1998 to December 2000. Vice president, Assured Assets, AEFC from 1994 to 1997.

Officers other than directors

Jeffrey S. Horton
Assistant secretary since December 2000; vice president, treasurer since December 1997; vice president and corporate treasurer, AEFC, since December 1997; controller, American Express Technologies - Financial Services, AEFC, from July 1997 to December 1997; controller, Risk Management Products, AEFC, from May 1994 to July 1997; director of finance and analysis, Corporate Treasury, AEFC, from June 1990 to May 1994.

Philip C. Wentzel
Vice president and controller since 1998; vice president - Finance, Risk Management Products, AEFC since 1997; and director of financial reporting and analysis from 1992 to 1997.

Timothy S. Meehan
Secretary since December 2000; senior counsel and secretary, AEFC, since October 1995; counsel, AEFC, from 1990 to 1995.

Teresa J. Rasmussen
Vice president and general counsel since December 2000; vice president and managing counsel, AEFC, since August 2000; senior counsel, vice president and group counsel from October 1995 to August 2000.

The address for all the directors and principal officers is:
70100 AXP Financial Center, Minneapolis, MN 55474.

The officers, employees and sales force of IDS Life are bonded, in the amount of $100 million, by virtue of a blanket fidelity bond issued by American Express Company by Saint Paul Fire and Marine, the lead underwriter.

Other Information

The variable account has filed a registration statement has been filed with the SEC. For further information concerning the policy, its separate account (the variable account) and IDS Life, please refer to the registration statement. You can find the registration statement on the SEC's website at http://www.sec.gov.

SUBSTITUTIONS OF INVESTMENTS

We may change the funds from which the subaccounts buy shares if: the existing funds become unavailable; or in the judgment of IDS Life, the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.

In the event of any such substitution or change, IDS Life may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. IDS Life will notify owners within five days of any substitution or change.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. Each share of a fund has one vote. On some issues, such as election of directors of IDS Life Series Fund, all shares of the IDS Life Series Fund Portfolios vote together as one series. When electing directors, all shares of IDS Life Series Fund Portfolios have cumulative voting rights. Cumulative voting means that shareholders are entitled to a number of votes equal to the number of shares they hold multiplied by the number of directors to be elected and they have the right to divide votes among candidates.

On an issue affecting only one fund -- for example, a fundamental investment restriction pertaining only to that fund -- its shares vote as a separate series. If shareholders of a particular fund vote approval of an agreement, the agreement becomes effective with respect to that fund, whether or not it is approved by shareholders of the other funds.

IDS Life is the owner of all fund shares and therefore holds all voting rights. However, IDS Life will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. IDS Life also will vote fund shares that are not otherwise attributable to owners the same proportion as those shares in that subaccount for which we receive instructions.

We determine the number of fund shares in each subaccount for which you may give instructions by applying your percentage interest in the subaccount to the total number of votes attributable to the subaccount. We will determine that number as of a date we choose that is 60 days or less before the meeting of the fund. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

Under certain conditions, IDS Life may disregard voting instructions that would change the goals of one or more of the funds or would result in approval or disapproval of an investment advisory contract. If IDS Life does disregard voting instructions, we will advise you of that action and the reasons for it in our next report to owners.

REPORTS

At least once a year IDS Life will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

Policy Illustrations

The following tables illustrate how policy values, cash surrender values and death benefits may change with the investment experience of the subaccount. The tables show how these amounts might vary, for a male insurance age 55 and a female insurance age 60, both nonsmokers, if:

     o   the annual rate of return of the fund is 0%, 6% or 12%.

     o   the cost of insurance rates are current rates or guaranteed rates.

This type of illustration involves a number of detailed assumptions. (See chart, "Understanding the illustrations.") To the extent that your own circumstances differ from those assumed in the illustrations, your expected results would also differ.

Upon request, we will furnish you with comparable tables illustrating death benefits, policy values and cash surrender values based on the actual ages of the persons you propose to insure and on an initial specified amount and premium payment schedule. In addition, after you have purchased a policy, you may request illustrations based on policy values at the time of request.

Understanding the illustrations:

Rates of return: assumes uniform, gross, after-tax, annual rates of 0%, 6%, or 12% for the fund. Results would differ depending on allocations among the subaccounts, if returns averaged 0%, 6% and 12% for the funds as a whole, but differed across individual funds.

Insureds: assumes a male insurance age 55 and a female insurance age 55, in a standard risk classification, qualifying for the preferred nonsmoker rate. Results would be lower if one or both of the insureds were in a substandard risk classification or did not qualify for the non-smoker rate.

Premiums: assumes a $15,000 premium to be paid in full at the beginning of each policy year. Results would differ if premiums were paid on a different schedule.

Policy loans and partial withdrawals: assumes that none have been made. (Since we assume indebtedness is zero, the cash surrender value in all cases equals the policy value minus the surrender charge.)

Effect of expenses and charges:

The death benefit, policy value and cash surrender value reflect the following charges:

o    Premium expense charge: 5% of each premium payment.

o Cost of insurance charge and surrender charge for the sex, age and risk classification for each insured.

o Policy fee: $20 per month for 10 years; $0 per month (or $7.50 guaranteed maximum) per month for years 11 and on.

o Administrative charge: $.07 per month per $1,000 of initial specified amount for 10 years; $.00 (or $.02 guaranteed maximum) per month per $1,000 of initial specified amount per month for years 11 and on.

o Policy value credit: Policy value credit as described on (p. 55) for illustration labeled "current cost assumed."

o The expenses paid by the fund and charges made against the subaccounts as described below:

The net investment return of the subaccounts, shown in the tables, is lower than the gross, after-tax return of the fund because we deducted expenses paid by the fund and charges made against the subaccounts. These include:

     o the daily investment management fee paid by the fund, assumed to be equivalent to an annual rate of 0.73% of the fund's average daily net assets; the assumed investment management fee is approximately equal to a simple average of the investment management fees based on assets of the subaccounts, of the funds available under the policy. The actual charges you incur will depend on how you choose to allocate policy value. See Fund expenses in the Loads, Fees and Charges section of the prospectus for additional information;

     o the 12b-1 fee, assumed to be equivalent to an annual rate of 0.09% of the fund's average daily net assets.

     o the daily mortality and expense risk charge, equivalent to 0.9% of the daily net asset value of the subaccounts annually for the first ten policy years and 0.45% thereafter, we reserve the right to charge up to 0.9% for all policy years; and

     o a nonadvisory expense charge, assumed to be equivalent to an annual rate of 0.17% of each fund's average daily net assets for direct expenses incurred by the fund. The actual charges you incur will depend on how you choose to allocate policy value. See Fund expenses in the Loads, Fees and Charges section of this prospectus for additional information.

After deduction of the expenses and charges described above, the illustrated gross annual investment rates of return correspond to the following approximate net annual rates of return:

                             Net annual rate of         Net annual rate of         Net annual rate of
                             return for "Guaranteed     return for "Current        return for "Current
Gross annual investment      costs assumed"             costs assumed"             costs assumed"
rate of return               illustration               illustration, years 1-10   illustration, years 11 and after
 0%                          (1.89)%                    (1.89)%                    (1.44)%

 6                            4.11                       4.11                       4.56

 12                          10.11                      10.11                      10.56


Taxes: Results shown in the tables reflect the fact that IDS Life does not currently charge the subaccounts for federal income tax. If we take such a charge in the future, the portfolios will have to earn more than they do now in order to produce the death benefits and policy values illustrated.

At any time, upon written request by you, we will provide a projection of future death benefits and policy values. The projection will be based on assumptions as to specified amount(s), type of coverage option and future premium payments as are necessary and specified by us and/or you.


Policy Illustrations

Illustration
-------------------------------------- ------------------------------------------------------- ----------------------------------
Initial specified amount $1,000,000     Male - Insurance age 65 - Preferred Nonsmoker         Current costs assumed
Death benefit Option 1                  Female - Insurance age 60 - Preferred Nonsmoker       annual premium $15,000
-------------------------------------- ------------------------------------------------------- ----------------------------------

          Premium         Death benefit (1)(2)                  Policy value (1)(2)                Cash surrender value (1)(2)
                          Assuming hypothetical gross           assuming hypothetical gross        assuming hypothetical gross
End of    accumulated     annual investment return of           annual investment return of        annual investment return of
policy    with annual
year      interest
          at 5%           0%           6%          12%         0%         6%          12%         0%         6%          12%
--------- ----------- ------------ ----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------
   1      $15,750     $1,000,000   $1,000,000  $1,000,000   $12,988    $13,810    $14,634      $0         $0         $0
   2      $32,288     $1,000,000   $1,000,000  $1,000,000   $25,634    $28,089    $30,645      $7,642     $10,097    $12,652
   3      $49,652     $1,000,000   $1,000,000  $1,000,000   $37,926    $42,837    $48,153      $19,934    $24,845    $30,161
   4      $67,884     $1,000,000   $1,000,000  $1,000,000   $49,850    $58,052    $67,291      $31,857    $40,059    $49,298
   5      $87,029     $1,000,000   $1,000,000  $1,000,000   $61,383    $73,725    $88,195      $43,390    $55,732    $70,203

   6      $107,130    $1,000,000   $1,000,000  $1,000,000   $72,499    $89,843    $111,016     $56,306    $73,650    $94,823
   7      $128,237    $1,000,000   $1,000,000  $1,000,000   $83,182    $106,403   $135,928     $68,788    $92,009    $121,534
   8      $150,398    $1,000,000   $1,000,000  $1,000,000   $93,415    $123,402   $163,132     $80,821    $110,808   $150,538
   9      $173,668    $1,000,000   $1,000,000  $1,000,000   $103,183   $140,840   $192,850     $92,388    $130,045   $182,055
   10     $198,102    $1,000,000   $1,000,000  $1,000,000   $112,453   $158,701   $225,317     $103,457   $149,705   $216,320

   11     $223,757    $1,000,000   $1,000,000  $1,000,000   $122,707   $178,726   $262,884     $115,510   $171,529   $255,688
   12     $250,695    $1,000,000   $1,000,000  $1,000,000   $132,409   $199,304   $304,148     $127,011   $193,907   $298,751
   13     $278,979    $1,000,000   $1,000,000  $1,000,000   $141,534   $220,445   $349,520     $137,936   $216,847   $345,922
   14     $308,678    $1,000,000   $1,000,000  $1,000,000   $150,022   $242,130   $399,444     $148,223   $240,331   $397,644
   15     $339,862    $1,000,000   $1,000,000  $1,000,000   $157,824   $264,353   $454,440     $157,824   $264,353   $454,440

   20     $520,789    $1,000,000   $1,000,000  $1,000,000   $181,798   $381,229   $829,123     $181,798   $381,229   $829,123
   25     $751,702    $1,000,000   $1,000,000  $1,531,373   $156,159   $496,450   $1,458,450   $156,159   $496,450   $1,458,450
   30     $1,046,412  $0           $1,000,000  $2,602,142   $0         $581,307   $2,478,230   $0         $581,307   $2,478,230
   35     $1,422,545  $0           $1,000,000  $4,315,768   $0         $598,093   $4,110,255   $0         $598,093   $4,110,255
   40     $1,902,596  $0           $1,000,000  $6,859,244   $0         $355,871   $6,791,331   $0         $355,871   $6,791,331
   45     $2,515,277  $0           $0          $11,400,937  $0         $0         $11,400,937  $0         $0         $11,400,937


(1)  Assumes no policy loans or partial withdrawals have been made.

(2) Assumes a $15,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


Policy Illustrations

Illustration
-------------------------------------- ------------------------------------------------------- ----------------------------------
Initial specified amount $1,000,000     Male - Insurance age 65 - Preferred Nonsmoker         Guaranteed costs assumed
Death benefit Option 1                  Female - Insurance age 60 - Preferred Nonsmoker       annual premium $15,000
-------------------------------------- ------------------------------------------------------- ----------------------------------

          Premium         Death benefit (1)(2)                  Policy value (1)(2)                Cash surrender value (1)(2)
          accumulated     assuming hypothetical gross           Assuming hypothetical gross        Assuming hypothetical gross
End of    with annual     annual investment return of           annual investment return of        annual investment return of
Policy    interest
Year      at 5%           0%           6%          12%         0%          6%         12%         0%         6%         12%
--------- ----------- ------------ ----------- ------------ ---------- ----------- ----------- ---------- ---------- -----------
   1      $15,750     $1,000,000   $1,000,000  $1,000,000   $12,841    $13,658     $14,477     $0         $0         $0
   2      $32,288     $1,000,000   $1,000,000  $1,000,000   $25,275    $27,710     $30,244     $7,283     $9,718     $12,252
   3      $49,652     $1,000,000   $1,000,000  $1,000,000   $37,273    $42,131     $47,393     $19,280    $24,139    $29,400
   4      $67,884     $1,000,000   $1,000,000  $1,000,000   $48,791    $56,888     $66,013     $30,799    $38,896    $48,021
   5      $87,029     $1,000,000   $1,000,000  $1,000,000   $59,779    $71,935     $86,197     $41,787    $53,942    $68,205

   6      $107,130    $1,000,000   $1,000,000  $1,000,000   $70,176    $87,215     $108,040    $53,983    $71,022    $91,847
   7      $128,237    $1,000,000   $1,000,000  $1,000,000   $79,913    $102,663    $131,642    $65,520    $88,270    $117,248
   8      $150,398    $1,000,000   $1,000,000  $1,000,000   $88,911    $118,203    $157,110    $76,316    $105,608   $144,516
   9      $173,668    $1,000,000   $1,000,000  $1,000,000   $97,076    $133,741    $184,561    $86,280    $122,946   $173,766
   10     $198,102    $1,000,000   $1,000,000  $1,000,000   $104,295   $149,167    $214,115    $95,299    $140,171   $205,119

   11     $223,757    $1,000,000   $1,000,000  $1,000,000   $111,165   $165,102    $246,685    $103,968   $157,905   $239,488
   12     $250,695    $1,000,000   $1,000,000  $1,000,000   $116,744   $180,629    $281,686    $111,346   $175,231   $276,288
   13     $278,979    $1,000,000   $1,000,000  $1,000,000   $120,803   $195,524    $319,266    $117,204   $191,926   $315,668
   14     $308,678    $1,000,000   $1,000,000  $1,000,000   $123,049   $209,506    $359,584    $121,249   $207,706   $357,785
   15     $339,862    $1,000,000   $1,000,000  $1,000,000   $123,132   $222,240    $402,844    $123,132   $222,240   $402,844

   20     $520,789    $1,000,000   $1,000,000  $1,000,000   $73,156    $250,485    $676,995    $73,156    $250,485   $676,995
   25     $751,702    $0           $1,000,000  $1,198,040   $0         $133,706    $1,140,991  $0         $133,706   $1,140,991
   30     $1,046,412  $0           $0          $1,981,621   $0         $0          $1,887,258  $0         $0         $1,887,258
   35     $1,422,545  $0           $0          $3,143,560   $0         $0          $2,993,867  $0         $0         $2,993,867
   40     $1,902,596  $0           $0          $4,774,346   $0         $0          $4,727,076  $0         $0         $4,727,076
   45     $2,515,277  $0           $0          $7,745,019   $0         $0          $7,745,019  $0         $0         $7,745,019


(1)  Assumes no policy loans or partial withdrawals have been made.

(2) Assumes a $15,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


Policy Illustrations

Illustration
-------------------------------------- ------------------------------------------------------- ----------------------------------
Initial specified amount $1,000,000     Male - Insurance age 65 - Preferred Nonsmoker         Current costs assumed
Death benefit Option 2                  Female - Insurance age 60 - Preferred Nonsmoker       annual premium $15,000
-------------------------------------- ------------------------------------------------------- ----------------------------------

          Premium         Death benefit (1)(2)                  Policy value (1)(2)                Cash surrender value (1)(2)
          accumulated     Assuming hypothetical gross           Assuming hypothetical gross        assuming hypothetical gross
End of    with annual     annual investment return of           annual investment return of        annual investment return of
Policy    interest
Year      at 5%           0%           6%          12%         0%         6%          12%         0%         6%         12%
--------- ----------- ------------ ----------- ------------ ---------- ---------- ------------ ---------- ---------- -----------
   1      $15,750     $1,012,987   $1,013,810  $1,014,633   $12,987    $13,810    $14,633      $0         $0         $0
   2      $32,288     $1,025,630   $1,028,085  $1,030,639   $25,630    $28,085    $30,639      $7,638     $10,092    $12,647
   3      $49,652     $1,037,912   $1,042,820  $1,048,135   $37,912    $42,820    $48,135      $19,919    $24,828    $30,142
   4      $67,884     $1,049,814   $1,058,010  $1,067,242   $49,814    $58,010    $67,242      $31,822    $40,018    $49,249
   5      $87,029     $1,061,311   $1,073,637  $1,088,088   $61,311    $73,637    $88,088      $43,319    $55,644    $70,095

   6      $107,130    $1,072,369   $1,089,677  $1,110,806   $72,369    $89,677    $110,806     $56,176    $73,484    $94,613
   7      $128,237    $1,082,963   $1,106,114  $1,135,549   $82,963    $106,114   $135,549     $68,569    $91,720    $121,155
   8      $150,398    $1,093,071   $1,122,931  $1,162,490   $93,071    $122,931   $162,490     $80,476    $110,336   $149,895
   9      $173,668    $1,102,668   $1,140,109  $1,191,814   $102,668   $140,109   $191,814     $91,873    $129,314   $181,019
   10     $198,102    $1,111,712   $1,157,609  $1,223,708   $111,712   $157,609   $223,708     $102,716   $148,613   $214,711

   11     $223,757    $1,121,667   $1,177,134  $1,260,445   $121,667   $177,134   $260,445     $114,470   $169,937   $253,248
   12     $250,695    $1,130,982   $1,197,037  $1,300,535   $130,982   $197,037   $300,535     $125,585   $191,640   $295,137
   13     $278,979    $1,139,620   $1,217,287  $1,344,279   $139,620   $217,287   $344,279     $136,022   $213,688   $340,681
   14     $308,678    $1,147,499   $1,237,805  $1,391,969   $147,499   $237,805   $391,969     $145,700   $236,006   $390,170
   15     $339,862    $1,154,551   $1,258,523  $1,443,937   $154,551   $258,523   $443,937     $154,551   $258,523   $443,937

   20     $520,789    $1,171,380   $1,358,424  $1,777,916   $171,380   $358,424   $777,916     $171,380   $358,424   $777,916
   25     $751,702    $1,128,500   $1,416,737  $2,254,171   $128,500   $416,737   $1,254,171   $128,500   $416,737   $1,254,171
   30     $1,046,412  $0           $1,331,023  $2,860,554   $0         $331,023   $1,860,554   $0         $331,023   $1,860,554
   35     $1,422,545  $0           $0          $3,564,808   $0         $0         $2,564,808   $0         $0         $2,564,808
   40     $1,902,596  $0           $0          $4,218,865   $0         $0         $3,218,865   $0         $0         $3,218,865
   45     $2,515,277  $0           $0          $4,635,977   $0         $0         $3,635,977   $0         $0         $3,635,977


(1)  Assumes no policy loans or partial withdrawals have been made.

(2) Assumes a $15,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


Policy Illustrations

Illustration
-------------------------------------- ------------------------------------------------------- ----------------------------------
Initial specified amount $1,000,000     Male - Insurance age 65 - Preferred Nonsmoker         Guaranteed costs assumed
Death benefit Option 2                  Female - Insurance age 60 - Preferred Nonsmoker       annual premium $15,000
-------------------------------------- ------------------------------------------------------- ----------------------------------

          Premium         Death benefit (1)(2)                  Policy value (1)(2)                Cash surrender value (1)(2)
          accumulated     Assuming hypothetical gross           Assuming hypothetical gross        Assuming hypothetical gross
End of    with annual     Annual investment return of           Annual investment return of        annual investment return of
policy    interest
year      At 5%           0%           6%          12%         0%         6%          12%         0%         6%         12%
--------- ----------- ------------ ----------- ------------ ---------- ---------- ------------ ---------- ---------- -----------
   1      $15,750     $1,012,840   $1,013,657  $1,014,476   $12,840    $13,657    $14,476      $0         $0         $0
   2      $32,288     $1,025,268   $1,027,702  $1,030,235   $25,268    $27,702    $30,235      $7,276     $9,710     $12,243
   3      $49,652     $1,037,248   $1,042,103  $1,047,361   $37,248    $42,103    $47,361      $19,256    $24,111    $29,369
   4      $67,884     $1,048,731   $1,056,817  $1,065,929   $48,731    $56,817    $65,929      $30,738    $38,824    $47,937
   5      $87,029     $1,059,654   $1,071,781  $1,086,011   $59,654    $71,781    $86,011      $41,662    $53,789    $68,018

   6      $107,130    $1,069,946   $1,086,922  $1,107,669   $69,946    $86,922    $107,669     $53,753    $70,729    $91,476
   7      $128,237    $1,079,522   $1,102,146  $1,130,963   $79,522    $102,146   $130,963     $65,128    $87,753    $116,569
   8      $150,398    $1,088,284   $1,117,344  $1,155,938   $88,284    $117,344   $155,938     $75,689    $104,749   $143,343
   9      $173,668    $1,096,119   $1,132,379  $1,182,627   $96,119    $132,379   $182,627     $85,324    $121,583   $171,832
   10     $198,102    $1,102,889   $1,147,085  $1,211,038   $102,889   $147,085   $211,038     $93,892    $138,089   $202,042

   11     $223,757    $1,109,159   $1,162,012  $1,241,928   $109,159   $162,012   $241,928     $101,962   $154,816   $234,731
   12     $250,695    $1,113,950   $1,176,148  $1,274,491   $113,950   $176,148   $274,491     $108,552   $170,750   $269,093
   13     $278,979    $1,116,994   $1,189,154  $1,308,585   $116,994   $189,154   $308,585     $113,395   $185,556   $304,986
   14     $308,678    $1,117,953   $1,200,603  $1,343,969   $117,953   $200,603   $343,969     $116,154   $198,804   $342,170
   15     $339,862    $1,116,440   $1,209,989  $1,380,322   $116,440   $209,989   $380,322     $116,440   $209,989   $380,322

   20     $520,789    $1,054,089   $1,201,794  $1,557,395   $54,089    $201,794   $557,395     $54,089    $201,794   $557,395
   25     $751,702    $0           $1,005,161  $1,630,980   $0         $5,161     $630,980     $0         $5,161     $630,980
   30     $1,046,412  $0           $0          $1,354,439   $0         $0         $354,439     $0         $0         $354,439
   35     $1,422,545  $0           $0          $0           $0         $0         $0           $0         $0         $0
   40     $1,902,596  $0           $0          $0           $0         $0         $0           $0         $0         $0
   45     $2,515,277  $0           $0          $0           $0         $0         $0           $0         $0         $0


(1)  Assumes no policy loans or partial withdrawals have been made.

(2) Assumes a $15,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Key Terms

These terms can help you understand details about your policy.

Accumulation unit: An accounting unit used to calculate the policy value of the subaccounts.

Attained insurance age: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

Cash surrender value: Proceeds received if the policy is surrendered in full or the amount payable on the youngest insured's attained insurance age 100. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.

Close of business: Closing time of the New York Stock Exchange, normally 3 p.m., Central time.

Code: The Internal Revenue Code of 1986, as amended.

Death benefit guarantee to age 85 (DBG-85): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 policy years, if later). This feature is in effect if you meet certain premium payment requirements (except in Maryland and Massachusetts).

Death benefit guarantee to age 85 (DBG-85) premium: The premium required to keep the DBG-85 in effect. The DBG-85 premium is shown in your policy. It depends on each insured's sex, insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

Death benefit guarantee to age 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements (except in Maryland and Massachusetts).

Death benefit guarantee to age 100 (DBG-100) premium: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex, insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

Fixed account: The general investment account of IDS Life. The fixed account is made up of all of IDS Life's assets other than those held in any separate account.

Fixed account value: The portion of the policy value that is allocated to the fixed account, including indebtedness.

Funds: Mutual funds or portfolios, each with a different investment objective (See "The funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS Life: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

Indebtedness: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

Insurance age: Each insured's age based upon his or her last birthday on the date of the application.

Insureds: The persons whose lives are insured by the policy.

Minimum initial premium period: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

Monthly date: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

Net amount at risk: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

Net premium: The premium paid minus the premium expense charge.

Owner: The entity(ies) to which, or individual(s) to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

Policy anniversary: The same day and month as the policy date each year the policy remains in force.

Policy date: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

Policy value: The sum of the fixed account value plus the variable account value.

Proceeds: The amount payable under the policy as follows:

o Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

o Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the cash surrender value.

o    On surrender of the policy, the proceeds will be the cash surrender value.

Risk classification: A group of insureds that IDS Life expects will have similar mortality experience.

Scheduled premium: A premium you select at the time of application, of a level amount, at a fixed interval of time.

Specified amount: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

Subaccount(s): One or more of the investment divisions of the variable account, each of which invests in a particular fund.

Surrender charge: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

Valuation date: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.

Valuation period: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.

Variable account: IDS Life Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

Variable account value: The sum of the values that you allocate to the subaccounts of the variable account.

[Financial Information]

(REG2)

                                     PART II

                          UNDERTAKINGS TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission hereto or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

The By-Laws of IDS Life Insurance Company provide that:

The Corporation shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such Manager of Variable Annuity Funds A and B, director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

 CONTENTS OF POST EFFECTIVE AMENDMENT NO. 6 TO REGISTRATION STATEMENT NO.
                                    33-62457

This  Post-Effective   Amendment  No.  6  comprises  the  following  papers  and
documents:

         The facing sheet.

         The prospectus consisting of 61 pages.

         The undertakings to file reports.

         The signatures.

         The following exhibits:

1.       A.       Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2 to the Registration Statement.

                  (1)      (a)      Resolution of Board of Directors of IDS Life
                                    Insurance Company establishing the Trust, adopted May 9, 1985.*

                           (b) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985.*

                           (c) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust adopted August 5, 1994.**

                  (2)      Not applicable.

                  (3)      (a)      Not applicable.

                           (b)      (1)     Form of Division Vice President's
                                            Employment Agreement dated November
                                            1991.*

                                    (2)     Form of District Manager's Rider to
                                            IDS Life Insurance Company, Personal
                                            Financial Planner's Agreement dated
                                            November 1986.*

                                    (3)     Form of Personal Financial Planner's
                                            Agreement dated November 1986.*

                           (c)      (1)     Schedules of Sales Commissions to be
                                            filed by amendment.

                  (4)      Not applicable.

                  (5)      (a)     Flexible Premium Survivorship Variable Life
                                   Insurance Policy (V2D).**
                           (b)     Flexible Premium Survivorship Variable Life
                                   Insurance Policy (SUCS) is filed
                                   electronically herewith.

                  (6)      (a)      Certificate of Incorporation of IDS Life
                                    Insurance Company, dated July 23, 1957.*

                           (b)      Amended By-Laws of IDS Life Insurance
                                    Company.*

                  (7)      Not applicable.

                  (8) (a) Form of Investment Management and Services Agreement dated December 17, 1985, between IDS Life and IDS Life Series Fund, Inc.*

                           (b) Form of Investment Advisory Agreement dated July 11, 1984, between IDS Life and IDS Financial Services Inc. relating to the Variable Account.*

                           (c) Addendum to Investment Management and Services Agreement.**

                           (d)      Addendum to Investment Advisory Agreement.**

                  (9)      None.

                  (10) Application form for the Flexible Premium Survivorship Variable Life Insurance Policy.**

                  (11) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies is filed electronically herewith.

         B.       (1)      Not applicable.

                  (2)      Not applicable.

         C.       Not applicable.

2.       Opinion of counsel is filed electronically herewith.

3.       Not applicable.

4.       Not applicable.

5.       Not applicable.

6.       Actuarial opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President
         - Insurance Product Development is filed electronically herewith.

7. Written actuarial consent of Mark Gorham, F.S.A., M.A.A.A., Vice President - Insurance Product Development is filed electronically herewith.

8.       Written consent of Ernst & Young LLP to be filed by amendment.

9.       Power of Attorney dated April 20, 2000.****

* Filed as an Exhibit to the original Registration Statement to form S-6 and is herein incorporated by reference.
** Filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 and is herein by reference.
*** Filed as an Exhibit to Registrant's Form S-6, Post-Effective Amendment No. 3, File No. 33-62457 and is herein incorporated by reference.
**** Filed as an Exhibit to Registrant's Form S-6, Post-Effective Amendment No.
     5 to Registration Statement, File No. 33-62457, and is incorporated herein by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company on behalf of the Registrant has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 30th day of March, 2001.


                       IDS Life Variable Separate Account
                                  (Registrant)

                          By IDS Life Insurance Company
                                    (Sponsor)

                          By /s/  Richard W. Kling*
                          ---------------------------------
                                  Richard W. Kling
                                  Director and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following Officers and Directors of IDS Life Insurance Company in the capacities indicated on the 30th day of March, 2001:

Signature                                          Title

/s/  Richard W. Kling*                             Director, President and
------------------------------------               Chief Executive Officer
     Richard W. Kling

/s/  Jeffrey S. Horton*                            Vice President , Treasurer
------------------------------------               and Assistant Secretary
     Jeffrey S. Horton

/s/  Paul F. Kolkman*                              Director and Executive Vice
------------------------------------               President
     Paul F. Kolkman

------------------------------------               Secretary
     Timothy S. Meehan

/s/  Pamela J. Moret*                              Director, Chairman of the
------------------------------------               Board and Executive Vice
     Pamela J. Moret                               President, Variable Assets

/s/  Barry J. Murphy*                              Director and Executive Vice
------------------------------------               President, Client Service
     Barry J. Murphy

/s/  Teresa J. Rasmussen
------------------------------------               Vice President and General
     Teresa J. Rasmussen                           Counsel

/s/  Stuart A. Sedlacek*                           Director and Executive Vice
------------------------------------               President
     Stuart A. Sedlacek

/s/  Philip C. Wentzel*                            Vice President and
------------------------------------               Controller
     Philip C. Wentzel

*Signed   pursuant  to  Power  of  Attorney   dated  April  20,  2000  is  filed
electronically as an Exhibit to Registrant's Form S-6, Post-Effective No. 5, File No. 33-62457.


By:


/s/ Mary Ellyn Minenko
    Mary Ellyn Minenko
Counsel